                                                      1933 Act File No. 33-37993
                                                      1940 Act File No. 811-6224

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
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    Pre-Effective Amendment No.                                   ______
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    Post-Effective Amendment No. 20 ........................        X
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -------

    Amendment No. 18 .......................................        X
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                                FIRSTMERIT FUNDS

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on January 28, 2002 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on _______________ pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L. Street, N.W.
Washington, D.C.   20037

[Logo of FirstMerit Funds]

FirstMerit Equity Fund

A Portfolio of FirstMerit Funds

PROSPECTUS

January 31, 2002

Mutual fund shares are not bank deposits, federally insured, or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Contents

Fund Goals, Strategies, and Risks	1
Risk/Return Summary	2
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	5
What are the Specific Risks of Investing in the Fund?	5
What do Shares Cost?	6
How is the Fund Sold?	8
How to Purchase Shares	8
How to Redeem Shares	9
Purchases and Redemptions Through Exchanges	11
Account and Share Information	12
Who Manages the Fund?	13
Financial Information	14
Report of Independent Public Accountants	25

Fund Goals, Strategies, and Risks

WHAT IS THE FUND'S GOAL?

The Fund's goal is to achieve capital appreciation.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The domestic equity securities of the Fund will consist primarily of growth-oriented common and preferred stocks of medium to large capitalization companies which are listed on the New York or American Stock Exchanges or traded in the over-the-counter market. The companies will be selected by the Fund's Investment Adviser, FirstMerit Advisers, Inc., a wholly owned subsidiary of FirstMerit Corp., based on traditional research and technical factors, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry. Other factors, such as product position or market share, will also be considered by the Adviser.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

As with all mutual funds, the Fund's investments are subject to risks that could cause their value to go down.

The value of the stocks in the Fund's portfolio will go up and down, and therefore the value of your Fund shares will also change. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in the prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price could decline and you could lose money.

The shares offered by this prospectus are not deposits or obligations of any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Summary

Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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Within the period shown in the Chart, the Fund's shares highest quarterly return was 27.90% (quarter ended December 31, 1999). Its lowest quarterly return was (25.52)% (quarter ended March 31, 2001).

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Average Annual Total Return Table

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The following table represents the Fund's shares Average Annual Total Returns, reduced to reflect applicable sales charge, for the calendar period ended December 31, 2001. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500), and the Lipper Large Cap Growth Fund Index (LLCGFI) (broad based market indexes). The S&P 500 is an index of common stocks in industry, transportation, financial and public utility companies. The LLCGFI measures the performance of the 30 largest mutual funds in each prospective fund category. Total returns for the S&P 500 do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. However, the returns for the LLCGFI are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 500	LLCGFI
1 Year	(30.51)%	(11.88)%	(23.87)%
5 Years	6.04%	10.70%	7.50%
Start of Performance[1]	10.37%	15.07%	12.07%

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1 The Fund's start of performance date was September 13, 1994.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FIRSTMERIT EQUITY FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.75%
Distribution (12b-1) Fee[2]	0.25%
Shareholder Services Fee	0.25%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.60%
1 Although not contractually obligated to do so, the distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2001.
Total Waiver of Fund Expenses	0.25%
Total Actual Annual Fund Operating Expenses (after waiver)	1.35%
2 The Fund did not accrue or charge a distribution (12b-1) fee of 0.25% during the fiscal year ended November 30, 2001. The distributor can accrue its fee and thereby terminate this anticipated voluntary waiver of the distribution (12b-1) fee at any time, at its sole discretion. The Fund has no present intention of paying or accruing the distribution (12b-1) fee of 0.25% for the fiscal year ending November 30, 2002.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$704

3 Years	$1,027

5 Years	$1,373

10 Years	$2,346

What are the Fund's Investment Strategies?

The Fund's Adviser selects companies through careful investment analysis including, but not limited to, the following: the employment of disciplined value measures (such as price/earnings ratios and price/book ratios); credit research; review of issuers' dividend growth records; and consideration of market trends.

The Adviser looks for companies that have the following characteristics: a stable industry structure; an industry position of low cost provider or differentiation by product or service; proprietary products with high switching costs; high returns on capital; and management that has an incentive to increase returns on capital.

Because the fund refers to equity investments in its name, it will notify shareholders in advance of any changes in its investment policies that would enable it to invest less than 80% of its assets in equity investments.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in U.S. and foreign short-term money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

Under normal circumstances, the Fund pursues its goal by investing at least 80% of the value of its total assets in equity securities of U.S. companies.

EQUITY SECURITIES

Equity securities represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. They are the fundamental unit of ownership of a company. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stocks valuations. Consequently, the Fund's share price may decline.
  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATED TO INVESTING FOR GROWTH

  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, on an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stocks and the more volatile its price. Market capitalization is determined by multiplying the number of a company's outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) and Federal Reserve wire system are open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable sales charges (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Fund shares are sold at NAV plus a sales charge, as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater	0.00%	0.00%

The minimum initial investment in the Fund is $1,000. Subsequent investments must be in amounts of at least $100. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

The sales charge at purchase may be reduced or eliminated by:

  quantity purchases of shares;
  combining concurrent purchases of shares by you, your spouse, and your children under age 21;
  accumulating purchases (in calculating the sales charge on an additional purchase, you may count the current value of previous Share purchases still invested in the Fund);
  signing a letter of intent to purchase at least $100,000 of Fund shares within 13 months (call the Fund for an application and more information); or
  reinvesting redemption proceeds within 60 days.

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The sales charge may be eliminated when you purchase shares:

  through entities that have no transaction fee arrangements or wrap accounts or similar programs, under which clients pay a fee for services;
  as a private banking client of FirstMerit Bank and affiliates of FirstMerit Corp.;
  as an employee or retired employee of FirstMerit Bank, FirstMerit Corp., Federated Securities Corp., or their affiliates, or of any bank or investment dealer which has a sales agreement with Federated Securities Corp. with regard to the Fund and members of their families (including parents, grandparents, siblings, spouses, children, aunts, uncles and in-laws) of such employees or retired employees; or
  through the Trust Division of FirstMerit Bank and its subsidiaries.

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If your investment qualifies for a reduction or elimination of the sales charge as described above, you or your investment professional should notify FirstMerit Securities, Inc. or the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on your previous purchases. More information on reducing or eliminating the sales charge is in the Fund's Statement of Additional Information.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees. The Fund is not presently paying or accruing 12b-1 fees.

How to Purchase Shares

THROUGH FIRSTMERIT BANK

Trust customers of FirstMerit Bank placing an order to purchase shares of the Fund may open an account by calling FirstMerit Bank at 330-384-7300. Information needed to establish the account will be taken over the telephone by a FirstMerit trust representative.

Fund shares may also be purchased by telephone by certain trust customers through procedures established with FirstMerit Bank and its affiliates. Such procedures may include arrangements under which certain accounts are swept periodically and amounts exceeding an agreed-upon minimum are invested automatically in the Fund.

Purchase orders by trust customers of FirstMerit Bank must be received by 3:30 p.m. (Eastern time) in order to receive Fund shares at that day's public offering price.

THROUGH FIRSTMERIT SECURITIES, INC.

Individual investors and customers of FirstMerit Securities, Inc. may purchase shares by calling FirstMerit Securities, Inc. at 1-800-627-1289 by 3:00 p.m. (Eastern time) in order to receive Fund shares at that day's public offering price. An account application may be opened by completing a new account application form available from FirstMerit Securities. You may also receive an application by writing to FirstMerit Securities at: P.O. Box 8612, Boston, Massachusetts 02266-8612. Texas residents should purchase shares of the Fund through Federated Securities Corp. at 1-800-356-2805. Payment may be made by a transfer from an Automated Clearing House (ACH) member institution, federal funds, or by sending a check.

By Automated Clearing House

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the account application.

By Mail

You may also purchase Fund shares by mailing a check and completed account application to FirstMerit Securities at P.O. Box 8612, Boston, Massachusetts 02266-8612. Purchases by check are considered received after the payment by check is converted into federal funds and is received by the Fund. You will receive Fund shares and dividends on the day the federal funds are received.

THROUGH AN EXCHANGE

You may purchase shares through an exchange from FirstMerit Government Money Market Fund. See "Purchases and Redemptions Through Exchanges" below for more information.

SYSTEMATIC INVESTMENT PROGRAM

Shareholders who are individual investors and have opened an account may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from your checking account or by transfer via ACH and invested in Fund shares. You may apply for participation in this program through FirstMerit Securities.

How to Redeem Shares

THROUGH FIRSTMERIT BANK

Trust customers of FirstMerit Bank may redeem Fund shares by telephoning FirstMerit Bank at 330-384-7300. You must call by 3:30 p.m. (Eastern time) in order to receive the redemption amount based on that day's NAV.

THROUGH FIRSTMERIT SECURITIES, INC.

By Phone

Individual investors and customers of FirstMerit Securities may redeem shares by calling FirstMerit Securities at 1-800-627-1289. You may redeem shares by telephone once you have completed the appropriate authorization form for telephone transactions. You must call by 3:00 p.m. (Eastern time) in order to receive the redemption amount based on that day's NAV.

By Mail

You may redeem shares by sending a written request to FirstMerit Securities. Call FirstMerit Securities for specific instructions before redeeming by mail. You will be asked to provide in the request your name, the Fund's name, your account number, and the share or dollar amount requested. Your redemption request will be processed on the day your request is received by the Fund in proper form.

PAYMENT OPTIONS

Your redemption proceeds will typically be mailed by check to your address of record. However, the following payment options are available if you complete the appropriate authorization form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your depository account at an ACH member institution; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. To participate in this program, you must complete the appropriate form available from FirstMerit Securities. Your account value must have a value of at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered to be yield or income.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption is to be sent to an address other than the address of record;
  your redemption is to be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Redemption In Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Purchases and Redemptions Through Exchanges

You may purchase or redeem Fund shares through an exchange with FirstMerit Government Money Market Fund. Trust customers should call FirstMerit Bank and all other investors should call or write to FirstMerit Securities. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have a common owner. Your exchange request must be received by 3:30 p.m. (Eastern time) in order for shares to be exchanged based on that day's NAV.

In addition, shares of the Fund may also be exchanged for certain other mutual funds distributed by Federated Securities Corp. that are not advised by FirstMerit Advisers, Inc. ("Federated Funds"). For further information on the availability of Federated Funds for exchange or further information about the exchanges privilege, call FirstMerit Securities, Inc. at 1-800-627-1289. Both accounts must have a common owner.

To do this, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and subsequent purchase, and is a taxable transaction. You may also be subject to a sales charge by the fund into which you are exchanging. Signatures must be guaranteed if you request an exchange into another fund with a different shareholder registration.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other funds.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, FirstMerit Advisers, Inc., a wholly owned subsidiary of FirstMerit Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 121 South Main Street, Akron, Ohio 44308-1440.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to a maximum of 0.75% of the Fund's average daily net assets. The investment advisory contract provides for the voluntary reimbursement of expenses by the Adviser to the extent any Fund expenses exceed such lower expense limitation as the Adviser may, by notice to the Fund, voluntarily declare to be effective. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion.

ADVISER'S BACKGROUND

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FirstMerit Advisers, Inc., a registered investment adviser, is a wholly owned subsidiary of FirstMerit Corp. Through its subsidiaries and affiliates, FirstMerit Corp. offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services, and trust services.

FirstMerit Advisers, Inc. or its affiliate, FirstMerit Bank, have served as the Fund's investment adviser since the Fund's inception. As of December 31, 2001, FirstMerit Advisers, Inc. and its affiliates managed approximately $3 billion in assets.

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As part of its regular banking operations, FirstMerit Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of FirstMerit Bank. The lending relationship will not be a factor in the selection of securities.

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The portfolio manager of the Fund is Wesley C. Meinerding of FirstMerit Advisers, Inc., and a Vice President and Trust Officer with FirstMerit Bank. Mr. Meinerding manages corporate and personal trust portfolios at FirstMerit Bank. Prior to joining the Adviser in December 1982, Mr. Meinerding managed trust and bank assets at First National Bank in Massillon, corporate and personal trusts at Harter Bank and Trust, and pension assets at Firestone Tire and Rubber Company. Mr. Meinerding has managed the Fund since the Fund's inception.

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Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period).

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Year Ended November 30	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$24.27	$26.08	$19.71	$17.69	$15.14
Income From Investment Operations:
Net investment income (net operating loss)	0.00	0.00	(0.06)	0.01	0.04
Net realized and unrealized gain (loss) on investments	(5.79)	(0.51)	7.08	2.97	3.19

TOTAL FROM INVESTMENT OPERATIONS	(5.79)	(0.51)	7.02	2.98	3.23

Less Distributions:
Distributions from net investment income	--	--	(0.00)[1]	(0.01)	(0.04)
Distributions from net realized gain on investments	(1.60)	(1.30)	(0.65)	(0.95)	(0.64)

TOTAL FROM DISTRIBUTIONS	(1.60)	(1.30)	(0.65)	(0.96)	(0.68)

Net Asset Value, End of Period	$16.88	$24.27	$26.08	$19.71	$17.69

Total Return[2]	(25.95)%	(2.51)%	36.49%	18.09%	22.34%

Ratios to Average Net Assets:

Expenses	1.35%	1.09%	1.05%	1.03%	1.11%

Net investment income (net operating loss)	(0.76)%	(0.64)%	(0.26)%	0.08%	0.24%

Expense waiver/reimbursement[3]	--	0.00%[4]	0.05%	0.15%	0.15%

Supplemental Data:

Net assets, end of period (000 omitted)	$69,704	$92,536	$78,638	$58,321	$48,889

Portfolio turnover	12%	18%	28%	30%	44%

1 Amount distributed represents less than $0.01 per share.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

4 Amount does not round to 0.01%.

See Notes which are an integral part of the Financial Statements

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Portfolio of Investments

November 30, 2001

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Shares			Value
		COMMON STOCKS--98.8%
		Capital Goods--10.8%
40,000		Emerson Electric Co.	$2,162,400
78,600		General Electric Co.	3,026,100
40,000		Tyco International Ltd.	2,352,000

		Total	7,540,500

		Communication Services--1.1%
122,500	[1]	Global Crossing Ltd.	155,575
42,500	[1]	WorldCom, Inc.	617,950

		Total	773,525

		Consumer Cyclical--15.7%
20,000	[1]	Bed Bath & Beyond, Inc.	649,400
61,500	[1]	Best Buy Co., Inc.	4,390,485
46,500		Home Depot, Inc.	2,169,690
20,000		Nike, Inc., Class B	1,059,800
48,000		Wal-Mart Stores, Inc.	2,647,200

		Total	10,916,575

		Consumer Staples--1.4%
20,000		PepsiCo, Inc.	972,600

		Energy--1.6%
40,000		Transocean Sedco Forex, Inc.	1,132,000

		Financials--11.0%
31,639		American International Group, Inc.	2,607,054
20,000		Merrill Lynch & Co., Inc.	1,001,800
20,000		National Golf Properties, Inc.	176,000
20,500		Progressive Corp., OH	3,003,865
60,000		Schwab (Charles) Corp.	861,600

		Total	7,650,319

		Health Care--25.9%
20,000	[1]	Affymetrix, Inc.	724,400
12,000		Allergan, Inc.	905,880
60,000	[1]	Amgen, Inc.	3,985,800
30,000	[1]	Forest Labratories, Inc.	2,124,000
32,000		Medtronic, Inc.	1,512,960
157,500		Pfizer, Inc.	6,821,325
		COMMON STOCKS--continued
		Health Care--continued
25,000		Pharmacia Corp.	$1,110,000
51,352	[1]	Thoratec Corp.	872,984

		Total	18,057,349

		Technology--27.8%
20,000	[1]	Applied Materials, Inc.	794,800
25,000	[1]	BEA Systems, Inc.	419,750
40,000	[1]	Brocade Communications Systems, Inc.	1,312,000
25,000	[1]	CIENA Corp.	443,750
125,000	[1]	Cisco Systems, Inc.	2,555,000
48,000	[1]	Conexant Systems, Inc.	714,720
36,000	[1]	Corning, Inc.	339,480
48,000	[1]	EMC Corp. Mass.	805,920
68,000	[1]	Intel Corp.	2,220,880
37,000	[1]	JDS Uniphase Corp.	372,960
30,000	[1]	Oracle Corp.	420,900
40,000	[1]	Qualcomm, Inc.	2,348,800
60,000	[1]	RF Micro Devices, Inc.	1,455,000
195,000	[1]	Sun Microsystems, Inc.	2,776,800
40,000		Texas Instruments, Inc.	1,282,000
28,000	[1]	Veritas Software Corp.	1,088,920

		Total	19,351,680

		Transportation--1.6%
20,000		United Parcel Service, Inc.	1,124,400

		Utilities--1.9%
20,000		Duke Energy Corp.	723,000
20,000		Dynegy, Inc.	607,000

		Total	1,330,000

		Total Common Stocks (identified cost $59,936,586)	68,848,948

		MUTUAL FUNDS--1.1%
506,801		SSGA US Government Money Market Fund, Series A	$506,801
296,805		Seven Seas Money Market Fund	296,805

		Total mutual funds shares (at amortized cost)	803,606

		Total Investments (identified cost $60,740,192)[2]	$69,652,554


1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $60,740,192. The net unrealized appreciation of investments on a federal tax basis amounts to $8,912,362 which is comprised of $27,101,395 appreciation and $18,189,033 depreciation at November 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($69,704,192) at November 30, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2001


Assets:
Total investments in securities, at value (identified cost $60,740,192)		$69,652,554
Income receivable		51,432
Receivable for investments sold		38,079
Receivable for shares sold		36,785

Total assets		69,778,850

Liabilities:
Payable for shares redeemed	$588
Payable for adviser fee	41,657
Payable for shareholder services	13,882
Payable for administrative personnel and services fee	8,193
Payable for transfer and dividend distribution agent fees and expenses	4,032
Payable for portfolio accounting fees	3,803
Accrued expenses	2,503

Total liabilities		74,658

Net assets for 4,130,371 shares outstanding		$69,704,192

Net Assets Consist of:
Paid in capital		$64,807,748
Net unrealized appreciation of investments		8,912,362
Accumulated net realized loss on investments		(4,015,918)

Total Net Assets		$69,704,192

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($69,704,192 ÷ 4,130,371 shares outstanding)		$16.88

Offering Price Per Share (100/94.50 of $16.88)[1]		$17.86

Redemption Price Per Share		$16.88


1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2001


Investment Income:
Dividends (net of foreign taxes withheld of $79)		$392,320
Interest		56,464

Total income		448,784

Expenses:
Investment adviser fee	$577,569
Administrative personnel and services fee	112,992
Custodian fees	13,186
Transfer and dividend disbursing agent fees and expenses	34,891
Directors'/Trustees' fees	6,314
Auditing fees	13,736
Legal fees	3,733
Portfolio accounting fees	45,140
Shareholder services fee	192,523
Share registration costs	14,929
Printing and postage	17,018
Insurance premiums	980
Miscellaneous	2,998

Net Expenses		1,036,009

Net operating loss		(587,225)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(4,015,916)
Net change in unrealized appreciation of investments		(20,301,070)

Net realized and unrealized loss on investments		(24,316,986)

Change in net assets resulting from operations		$(24,904,211)


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


Year Ended November 30	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(587,225)	$(641,171)
Net realized gain (loss) on investments	(4,015,916)	6,105,899
Net change in unrealized appreciation/depreciation of investments	(20,301,070)	(10,878,306)

Change in net assets resulting from operations	(24,904,211)	(5,413,578)

Distributions to Shareholders:
Distributions from net realized gain on investments	(6,105,705)	(3,923,053)

Share Transactions:
Proceeds from sale of shares	10,990,264	24,384,099
Net asset value of shares issued to shareholders in payment of distributions declared	6,087,456	3,907,305
Cost of shares redeemed	(8,899,888)	(5,056,478)

Change in net assets resulting from share transactions	8,177,832	23,234,926

Change in net assets	(22,832,084)	13,898,295

Net Assets:
Beginning of period	92,536,276	78,637,981

End of period	$69,704,192	$92,536,276


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2001

ORGANIZATION


FirstMerit Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of FirstMerit Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid in Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income
$(587,495)	$270	$587,225

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At November 30, 2001, the Fund for federal tax purposes, had a capital loss carryforward of $4,015,916, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Year Ended November 30	2001	2000
Shares sold	558,683	825,720
Shares issued to shareholders in payment of distributions declared	246,456	143,335
Shares redeemed	(487,033)	(171,713)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	318,106	797,342

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

FirstMerit Advisers, Inc., a wholly owned subsidiary of FirstMerit Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate net assets of the Trust for the period.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund is permitted to compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan, which provides for a fee of up to 0.25% of average daily net assets of the Fund, has not been activated since its adoption and accordingly, the Fund is not obligated to accrue or waive 12b-1 distribution fees under this Plan. The Fund has no present intention of paying or accruing the distribution (12b-1) fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended November 30, 2001, were as follows:

Purchases	$11,506,142

Sales	$8,954,730

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2001, the Fund designated $6,015,434 as long-term capital gain dividends.

Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
FIRSTMERIT FUNDS (FIRSTMERIT EQUITY FUND):

We have audited the accompanying statement of assets and liabilities of FirstMerit Equity Fund (an investment portfolio of FirstMerit Funds, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the periods then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as November 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FirstMerit Equity Fund, an investment portfolio of FirstMerit Funds, as of November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

Arthur Anderson LLP

Boston, Massachusetts
January 11, 2002


A Statement of Additional Information (SAI) dated January 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-627-1289.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo FirstMerit Funds]

FirstMerit Equity Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7010
1-800-341-7400

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6224
Cusip 337944102

G00580-01 (1/02)

[Logo of FirstMerit Funds]

FirstMerit Equity Fund

A Portfolio of FirstMerit Funds

Management's Discussion of Fund Performance

Annual Report for the 12 Months Ended November 30, 2001

Not FDIC Insured * May Lose Value * No Bank Guarantee

Investment Review

The FirstMerit Equity Fund, because of its overweighting in Technology stocks1 and exposure to Telecommunications companies, underperformed the broadly diversified holdings of the Standard & Poor's 500 Index2 (S&P 500) during the twelve months ended November 30, 2001. The fund had a total return of (25.95)% or (30.01)% adjusted for the 5.50% sales charge, during the reporting period as compared to the S&P 500 Index's return of (12.22)%. However, the fund did compare better against the NASDAQ Composite Index3 with its larger technology exposure. The NASDAQ Composite Index had a return of a (25.47)% during the twelve months ended November 30, 2001.

Although the fund was overweighted in Technology stocks, it maintained its broadly diversified structure. The industry weightings include Technology 27.8%, Healthcare 25.9%, Capital Goods 10.8%, Consumer Cyclicals 15.7%, Financial 11.0%, Energy 1.6%, Communication Services 1.1%, Transportation 1.6%, Consumer Staples 1.4%, and Utilities 1.9%. Despite this diversification, the fund's companies were hurt by a weakening economy, an abrupt decline in capital spending, a strong dollar, concerns over potential government imposed drug price caps, and a general lack of visibility when things would turn around.

Going forward, we remain committed to the themes that have driven our stock selection over the past few years. These themes include the need to increase productivity through technology and continued breakthroughs in drug development driven by the rapidly expanding baby boomer market. Beyond these primary themes, the stock selection process also leads us to firms demonstrating an ability to increase market share and margins even under tough economic conditions. These are companies like American International Group, Progressive Corporation, Best Buy, and Tyco International. Also, we are lead to companies entering new product cycles like RF Micro Devices, Oracle, Veritas Software, Amgen, and Allergan, and new pricing cycles like Transocean Sedco Forex. Furthermore, global reach is important in driving scale, so companies like General Electric, Emerson Electric, and Merrill Lynch fit into our selection process. In all our company selections, we are looking for strong management able to improve returns on inve sted capital while remaining innovative and flexible.

We see many very positive elements beginning to be put into place that should lead to an improving economy as the year progresses. These elements include lower interest rates, increased monetary liquidity, fiscal stimulus through tax cuts and increased government spending, and improving consumer confidence which should lead to increased spending. We believe the fund is properly positioned to benefit from these improving conditions.

1 Funds whose investments are concentrated in a specific industry sector, like technology, may be subject to a higher degree of market risk than funds whose investments are diversified.

2 The Standard & Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

3 The NASDAQ Composite Index is an unmanaged index that measures all NASDAQ domestic and non-U.S.-based common stocks listed on the NASDAQ Stock Market. Investments cannot be made in an index.

FIRSTMERIT EQUITY FUND

Growth of $10,000 invested in FirstMerit Equity Fund

Average Annual Total Return[1] For the Period Ended November 30, 2001
1 Year	(30.01)%
5 Years	6.11%
Start of Performance (9/13/1994)	10.84%

The graph above illustrates the hypothetical investment of $10,0002 in the FirstMerit Equity Fund (the "Fund") from September 13, 1994 (start of performance) to November 30, 2001 compared to the Standard & Poor's 500 Index (S&P 500)3 and the Lipper Large-Cap Growth Fund Index (LLCGFI).4

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated January 31, 2002, and, together with the financial statements contained therein, constitutes the Fund's annual report.

1 Total return quoted reflects all applicable sales charges.

2 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). Effective March 1, 2000, the maximum sales charge was changed from 4.50% to 5.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LLCGFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

3 The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

4 The LLCGFI measures the performance of the 30 largest mutual funds in each prospective fund category and is not adjusted to reflect any sales charge. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

[Logo of FirstMerit Funds]

FirstMerit Equity Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7010
1-800-341-7400

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6224
Cusip 337944102
G00940-01 (1/02)

    Statement of Additional Information                  January 31, 2002

    FirstMerit Equity Fund

    A Portfolio of FirstMerit Funds

    This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for FirstMerit Equity Fund
    (Fund) dated January 31, 2002.  Obtain the prospectus and the Annual
    Report's Management's Discussion of Fund Performance without charge by calling 1-800-627-1289.

                                    Contents
                                    How is the Fund Organized?                 1
                                    Securities in Which the Fund Invests
                                     1
                                    What do Shares Cost?                      11
                                    How is the Fund Sold?                     12
                                    Subaccounting Services                    13
                                    Redemption in Kind                        13
                                    Massachusetts Partnership Law             13
                                    Account and Share Information             13
                                    Tax Information                           14
                                    Who Manages and Provides Services to the
                                    Fund? 15
                                    How Does the Fund Measure Performance?
                                    19
                                    Addresses                           22

    Federated Securities Corp.,
    Distributor,
    subsidiary of Federated Investors,
    Inc.

    G00580-02  (1/02)

11
================================================================================

HOW IS THE FUND ORGANIZED?
================================================================================

The Fund is a diversified portfolio of FirstMerit Funds (Trust).  The Trust is an open-end management investment company that was established under the laws of the Commonwealth of Massachusetts on November 12, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from "Portage Funds" to "Newpoint Funds"
on January 31, 1995. The Trust changed its name from "Newpoint Funds" to
"FirstMerit Funds" on January 31, 2000.

SECURITIES IN WHICH THE FUND INVESTS
================================================================================

Following is a table that indicates which types of securities and investment techniques are a:
o     P = Principal investment of the Fund; (shaded in chart)
o     A = Acceptable (but not principal) investment of the Fund

-------------------------------------------

-------------------------------------------
-------------------------------------------
Bank Instruments                 A
-------------------------------------------
-------------------------------------------
Borrowing 1                      A
---------------------------------
-------------------------------------------
Common Stock                     P
-------------------------------------------
-------------------------------------------
Convertible Securities           A
-------------------------------------------
-------------------------------------------
Debt Obligations                 A
-------------------------------------------
-------------------------------------------
Depositary Receipts              A
-------------------------------------------
-------------------------------------------
Foreign Securities               A
-------------------------------------------
-------------------------------------------
Futures and Options Transactions A
-------------------------------------------
-------------------------------------------
Illiquid and Restricted          A
Securities 2
---------------------------------
-------------------------------------------
Lending of Portfolio Securities  A
---------------------------------
-------------------------------------------
Preferred Stocks                 P
-------------------------------------------
---------------------------------
Prime Commercial Paper           A
-------------------------------------------
-------------------------------------------
Repurchase Agreements            A
-------------------------------------------
-------------------------------------------
Reverse Repurchase Agreements    A
-------------------------------------------
-------------------------------------------
Securities of Other Investment   A
Companies
-------------------------------------------
-------------------------------------------
U.S. Government Securities       A
-------------------------------------------
-------------------------------------------
Warrants                         A
-------------------------------------------
-------------------------------------------
When-Issued and Delayed          A
Delivery Transactions
-------------------------------------------
-------------------------------------------
Zero Coupon Securities           A
-------------------------------------------
1.  The Fund is required to maintain continuous asset coverage equal to 300% of the amount borrowed.  If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore such coverage even if it must sell the securities at a loss.
--------------------------------------------------------------------------------
2.  The Fund will limit investments in illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice, to
15% of its net assets

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS
Borrowing.  The Fund may borrow money from banks or through  reverse  repurchase agreements  in amounts up to one-third of total assets and pledge some assets as collateral.  The Fund will pay  interest on  borrowed  money and may incur other transaction  costs.  These expenses could exceed the income  received or capital appreciation  realized by the Fund from any  securities  purchased with borrowed money. With respect to borrowings,  the Fund is required to maintain  continuous asset coverage equal to 300% of the amount  borrowed.  If the coverage  declines to less than  300%,  the Fund  must  sell  sufficient  portfolio  securities  to restore the coverage even if it must sell the securities at a loss.

Convertible  securities are fixed income securities that the Fund has the option to exchange for equity  securities at a specified  conversion  price. The option allows the Fund to realize  additional returns if the market price of the equity securities  exceeds the conversion  price. For example,  the Fund may hold fixed income securities  convertible into shares of common stock at a conversion price of $10 per share.  If the market value of the shares reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible   securities  have  lower  yields  than   comparable   fixed  income
securities to compensate  for the value of the conversion  option.  In addition, the  conversion  price  exceeds  the  market  value  of  the  underlying  equity securities  at the time a  convertible  security  is issued.  Thus,  convertible
securities  may  provide  lower  returns  than   non-convertible   fixed  income
securities  or equity  securities  depending  upon  changes  in the price of the underlying equity securities.  However,  convertible  securities permit the Fund to  realize  some  of  the  potential  appreciation  of  the  underlying  equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Debt  obligations pay interest,  dividends or distributions at a specified rate.
The rate may be fixed or adjusted  periodically.  The issuer must also repay the principal  amount of the  security,  normally  within a  specified  time.  Fixed income securities provide more regular income than equity  securities.  However, the returns on fixed income  securities are limited and normally do not increase with the issuer's  earnings.  This limits the  potential  appreciation  of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage  of its price.  Securities  with higher credit risks  generally  have higher  yields.  A security's  yield will  increase or decrease  depending  upon whether it costs less (a  "discount")  or more (a "premium")  than the principal amount.  Under normal market conditions,  securities with longer maturities will also have  higher  yields.  If the issuer may  redeem  the  security  before its scheduled  maturity,  the price and yield on a discount or premium  security may change based upon the probability of an early redemption.

The following  describes the types of fixed income  securities in which the Fund may invest.

   Agency  securities  are  issued or  guaranteed  by a federal  agency or other government  sponsored entity acting under federal  authority (a "GSE").  Some
   GSEs are supported by the full, faith and credit of the United States.  Other
   GSEs receive support through federal  subsidies,  loans or other benefits.  A few GSEs have no  explicit  financial  support,  but are  regarded  as having implied support  because the federal  government  sponsors their  activities.
   Investors regard agency  securities as having low credit risk, but not as low as Treasury securities.

   Bank  instruments are unsecured  interest-bearing  deposits with banks.  Bank instruments  include bank accounts,  time deposits,  certificates  of deposit and banker's acceptances.  Instruments denominated in U.S. dollars and issued by non-U.S.  branches of U.S. or foreign  banks are  commonly  referred to as
   Eurodollar  instruments.  Instruments  denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee instruments.

   Commercial  paper is an  issuer's  draft or note with a maturity of less than nine  months.  Companies  typically  issue  commercial  paper to fund current expenditures.  Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper.  Commercial  paper may default if the issuer  cannot  continue to obtain  liquidity in this fashion.
   The short  maturity of  commercial  paper  reduces both the market and credit risk as compared to other debt securities of the same issuer.

   Corporate debt securities are fixed income  securities  issued by businesses.
   Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate  debt security.  The credit risks of corporate  debt  securities vary widely among issuers.

   Treasury  securities are direct  obligations of the federal government of the
   United  States.  Investors  regard  Treasury  securities as having the lowest credit risk.

   Zero  Coupon  Securities  do  not  pay  interest  or  principal  until  final
   maturity.   Most  debt  securities  provide  periodic  payments  of  interest
   (referred to as a "coupon payment").  In contrast,  investors buy zero coupon securities at a price below the amount  payable at maturity.  The  difference between the price and the amount paid at maturity  represents interest on the zero coupon  security.  This  increases  the market and credit risk of a zero coupon  security,  because  an  investor  must  wait  until  maturity  before realizing any return on the investment.

   There  are  many  forms  of  zero  coupon  securities.  Some  securities  are originally  issued at a  discount  and are  referred  to as "zero  coupon" or
   "capital  appreciation"  bonds. Others are created by separating the right to receive coupon  payments from the principal due at maturity,  a process known as  "coupon  stripping."  Treasury  STRIPs,  IOs and POs are the most  common forms of "stripped"  zero coupon  securities.  In addition,  some  securities give the issuer the option to deliver additional  securities in place of cash interest payments,  thereby increasing the amount payable at maturity.  These are referred to as "pay-in-kind" or "PIK" securities.

Depositary  Receipts.  American Depositary Receipts (ADRs) are receipts,  issued by a U.S.  bank,  that  represent  an  interest  in  shares  of a  foreign-based corporation.  ADRs  provide a way to buy shares of  foreign-based  companies  in the U.S. rather than in overseas markets.  European  Depositary  Receipts (EDRs)
and Global Depositary  Receipts (GDRs) are receipts,  issued by foreign banks or trust companies,  or foreign branches of U.S. banks,  that represent an interest in shares of either a foreign or U.S.  corporation.  Depositary Receipts may not be  denominated  in the same currency as the  underlying  securities  into which they may be converted,  and are subject to currency risks.  Depositary  Receipts involve many of the same risks of investing directly in foreign securities.

Foreign  Securities.  The international  equity securities in which the Fund may invest  include  international  stocks  traded  domestically  or abroad  through various stock exchanges,  ADRs, and International  Depositary Receipts ("IDRs").
The  international   fixed  income  securities  will  include  ADRs,  IDRs,  and government securities of other nations.

Investing in foreign securities  carries  substantial risks in addition to those associated with domestic  investments.  Foreign securities may be denominated in foreign  currencies.  Therefore,  the value in U.S. dollars of the Fund's assets and  income  may be  affected  by changes  in  exchange  rates and  regulations.
Although the Fund values its assets daily in U.S.  dollars,  it will not convert its holding of foreign  currencies to U.S. dollars daily. When the Fund converts its  holdings  to another  currency,  it may incur  currency  conversion  costs.
Foreign exchange  dealers realize a profit on the difference  between the prices at which they buy and sell currencies.

Other differences between investing in foreign and U.S. companies include:

      o less publicly available information about foreign companies;

      o the  lack  of  uniform  financial  accounting  standards  applicable  to foreign companies;

      o less readily available market quotations on foreign companies;

      o differences in government  regulation  and  supervision of foreign stock exchanges, brokers, listed companies, and banks;

      o generally lower foreign stock market volume;

      o the  likelihood  that  foreign  securities  may be less  liquid  or more volatile;

      o generally higher foreign brokerage commissions;

      o possible  difficulty in enforcing  contractual  obligations or obtaining court judgments abroad because of differences in the legal systems;

      o unreliable mail service between countries; and

      o political or financial  changes which  adversely  affect  investments in some countries.

Futures and Options Transactions.  As a means of reducing fluctuations in its net asset value, the Fund may, but is not required to, buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. The Fund may also, but is not required to, write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio.  There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

     Futures Contracts.  A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future.  A futures contract may involve a variety of assets including commodities (such as oil, wheat, or corn) or a financial asset (such as a security). The Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements.

     The Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract.

     Margin In Futures Transactions. Since the Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly liquid debt securities as a good faith deposit. The margin is returned to the Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions.

     As the value of the underlying futures contract changes daily, the Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by the
     Fund.  It may be viewed as settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and insure that the use of futures contracts is unleveraged. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
     The Fund will not enter into a futures contract or purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into.  However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.

     Put Options on Financial Futures Contracts.  The Fund may purchase listed put options on financial futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

     Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

     The Fund may also write (sell) listed put options on financial futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices.  The Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction.  When the Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from the Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases.  When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market.  If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

     In order to avoid the exercise of an option sold by it, generally the Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction.  If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

     Call Options on Financial Futures Contracts.  The Fund may write (sell)
     listed and over-the-counter call options on financial futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation to sell a futures contract costs less to fulfill, causing the value of the Fund's call option position to increase.  In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.

     Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

     The Fund may buy a listed call option on a financial futures contract to hedge against decreases in market interest rates or increases in stock price.  The Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction.  When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract.  As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position.  When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price.  Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position.  If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

     Limitation on Open Futures Positions.  The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of the Fund's portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     Purchasing Put and Call Options on Securities.  The Fund may purchase put options on portfolio securities to protect against price movements in the
     Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.  The Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security.
     A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

     Writing Covered Call and Put Options on Securities.  The Fund may write covered call and put options to generate income and thereby protect against price movements in the Fund's portfolio securities. As writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S. government securities in the amount of any additional consideration).  As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.  In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

     Stock Index Options.  The Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the over-the-counter market.  A stock index fluctuates with changes in the market values of the stocks included in the index.  Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option.  The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected.  The value of an index option depends upon movements in the level of the index rather than the price of a particular stock.  Accordingly, successful use by the Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry.  This requires different skills and techniques than predicting changes in the price of individual stocks.

     Over-the-Counter Options.  Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller.  In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation.  Exchange-traded options have a continuous liquid market while over-the-counter options may not.  The Fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on the Fund's portfolio securities or securities indices are not traded on an exchange.  The Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by the Adviser.

     Risks.  If the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in the Fund's portfolio.  This may cause the futures contract and any related options to react differently to market changes than the portfolio securities.  In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements.  In these events, the Fund could lose money on the futures contract or option.

If a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the
Fund's custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged.  When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

Illiquid and Restricted Securities.  Illiquid securities are those that cannot readily be sold within seven days.  Restricted securities are securities that have restrictions with respect to their resale.  Generally, the restrictions are on whom or to what type of entity they can be sold.  Often, issuers of securities may not want to register them with the Securities and Exchange
Commission (SEC), so they will sell them to a specific class of investors under
Rule 144A or Regulation D of the Securities Act of 1933.  Purchasers of these
"private placements" must be institutional investors (mutual funds, insurance companies, etc.), and there may be minimum purchase amounts.  The reason 144A securities may be "illiquid" is that a fund that purchases them cannot just sell them on the open market - they must find another qualified institutional buyer to purchase the security under Rule 144A.

However, not all restricted securities are "illiquid."  The SEC permits a fund's board to make a determination that certain 144A securities or Section
4(2) paper issues are liquid.  Conversely, not all illiquid securities are restricted.

Lending of Portfolio Securities.  In order to generate additional income, the
Fund may lend portfolio securities.  When the Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower.  The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund.  If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker.
When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities.

Repurchase Agreements and Reverse Repurchase Agreements. The Fund's custodian is required to take possession of the securities subject to repurchase agreements.  These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the
Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the security at a price equal to the original sale price plus interest. The Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Securities of Other Investment Companies. In conjunction with the Fund's ability to invest in the securities of other investment companies, the Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

Temporary Investments. There may be times when market conditions warrant a defensive position.  During these market conditions the Fund may temporarily invest without limit in short-term debt obligations (money market instruments).
These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, and securities of other investment companies. The Fund's temporary investments must be of comparable quality to its primary investments.

Warrants give the Fund the option to buy the issuer's stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

When-Issued and Delayed Delivery Transactions.  These transactions are made to secure what is considered to be an advantageous price or yield.  Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
Other than normal transaction costs, no fees or expenses are incurred.
However, liquid assets of the Fund are segregated on the Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased.  These assets are marked to market daily and are maintained until the transaction has been settled.

INVESTMENT LIMITATIONS
Diversification  of  Investments.  With respect to securities  comprising 75% of the value of its total assets, the Fund will not purchase  securities of any one issuer  (other than cash;  cash items;  securities  issued or  guaranteed by the government  of the  United  States  or its  agencies  or  instrumentalities  and repurchase  agreements  collateralized by such U.S. government  securities;  and securities of other investment  companies) if, as a result,  more than 5% of the value of its total assets  would be invested in  securities  of that issuer,  or the Fund would own more than 10% of the  outstanding  voting  securities of that issuer.

Borrowing Money and Issuing Senior Securities. The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (the 1940 Act).

Investing  in Real  Estate.  The  Fund may not  purchase  or sell  real  estate, provided  that this  restriction  does not  prevent the Fund from  investing  in issuers which invest,  deal, or otherwise  engage in transactions in real estate or  interests  therein,  or  investing  in  securities  that are secured by real estate or interests  therein.  The Fund may exercise its rights under agreements relating to such securities,  including the right to enforce security  interests and to hold real estate acquired by reason of such  enforcement  until that real estate can be liquidated in an orderly manner.

Investing in Commodities. The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Underwriting. The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities. The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration  of  Investments.  The Fund  will not make  investments  that will result in the  concentration  of its  investments  in the  securities of issuers primarily  engaged  in  the  same  industry.  Government  securities,  municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations  cannot be changed by the Board of Trustees (Board) unless authorized  by  the  by the  "vote  of a  majority  of  its  outstanding  voting securities,"  as defined by the 1940 Act. The  following  limitations,  however, may be changed by the Board without shareholder  approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Concentration of Investments.  As a matter of  non-fundamental  operating policy in  applying  the  concentration  restriction:  (a)  utility  companies  will be divided  according  to their  services,  for  example,  gas,  gas  transmission, electric  and  telephone  will  each be  considered  a  separate  industry;  (b)
financial  service  companies  will be classified  according to the end users of their services,  for example,  automobile finance,  bank finance and diversified finance  will each be  considered  a  separate  industry;  and (c)  asset-backed securities will be classified  according to the underlying  assets securing such securities.
To  conform  to the  current  view of the SEC  staff  that  only  domestic  bank instruments  may be  excluded  from  industry  concentration  limitations,  as a matter  of  non-fundamental  policy,  the Fund  will not  exclude  foreign  bank instruments from industry  concentration  limitation tests as long as the policy of the SEC remains in effect.  In  addition,  investments  in bank  instruments, and investments in certain industrial  development bonds funded by activities in a single  industry,  will be deemed to  constitute  investment  in an  industry, except when held for temporary defensive  purposes.  The investment of more than
25% of the value of the Fund's total assets in any one industry will  constitute
`concentration.

Buying on Margin.  The Fund will not  purchase  securities  on margin,  provided that the Fund may obtain  short-term  credits  necessary  for the  clearance  of purchases and sales of securities,  and further  provided that the Fund may make margin  deposits in  connection  with its use of financial  options and futures, forward and spot currency  contracts,  swap  transactions,  and other  financial contracts or derivative instruments.

Pledging Assets. The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Investing in Illiquid Securities. The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Except with respect to borrowing  money,  if a percentage  limitation is adhered to at the  time of  investment,  a later  increase  or  decrease  in  percentage resulting  from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and  limitations,  the Fund considers  certificates of deposit and demand and time  deposits  issued by a U.S.  branch of a domestic bank or savings  association having capital,  surplus,  and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Portfolio Turnover.  The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.  Active trading will cause the
Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses).  Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors.  From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE).  In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the
NYSE.  Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.
Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the
Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?
================================================================================

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

Reducing or Eliminating the Front-End Sales Charge

You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

Larger purchases reduce the sales charge you pay.  You can combine purchases of
Shares made on the same day by you, your spouse, and your children under age
21.  In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases

If you make an additional purchase of Shares, you can count previous share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Letter of Intent

You can sign a Letter of Intent committing to purchase at least $100,000 of
Shares within a 13-month period to combine such purchases in calculating the sales charge.  The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge.  If you complete the Letter of Intent, the custodian will release the Shares in escrow.  If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege

You may reinvest, within 60 days, your Share redemption proceeds at the next determined NAV, without any sales charge.

Purchases at Net Asset Value

Shareholders  who are trust  customers of FirstMerit  Bank and its  subsidiaries are exempt  from the sales  charge.  The  following  persons  may also  purchase
Shares of the Fund at net asset value,  without a sales charge:  private banking clients of FirstMerit  Bank and  affiliates of FirstMerit  Corp.,  employees and retired  employees of FirstMerit Bank,  FirstMerit Corp.,  Federated  Securities
Corp.,  or their  affiliates,  or any bank or investment  dealer who has a sales agreement with Federated  Securities  Corp. with regard to the Fund, and members of the families (including parents,  grandparents,  siblings, spouses, children,
aunts,   uncles,   and  in-laws)  of  such   employees  or  retired   employees.
Additionally,  no sales charge is imposed for Shares purchased  through entities that  have no  transaction  fee  arrangements  or  "wrap  accounts"  or  similar programs, under which clients pay a fee for services.

HOW IS THE FUND SOLD?
================================================================================

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor  receives a front-end  sales charge on certain Share sales.  The
Distributor  generally  pays up to 90% (and as much as 100%) of this  charge  to
investment   professionals  for  sales  and/or  administrative   services.   Any
payments to investment  professionals  in excess of 90% of the  front-end  sales charge  are  considered  supplemental  payments.  The  Distributor  retains  any portion not paid to an investment professional.

RULE 12B-1 PLAN
As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor  (who  may  then  pay  investment   professionals   such  as  banks,
broker/dealers,  trust departments of banks, and registered investment advisers)
for  marketing  activities  (such  as  advertising,  printing  and  distributing prospectuses,  and providing incentives to investment  professionals) to promote sales of Shares so that overall Fund assets are  maintained or  increased.  This helps the Fund  achieve  economies  of scale,  reduce  per share  expenses,  and provide  cash  for  orderly  portfolio  management  and  Share  redemptions.  In addition,  the Fund's  service  providers  that  receive  asset-based  fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor  more or less than its actual  marketing expenses.  In no event  will the Fund pay for any  expenses  of the  Distributor that exceed the maximum Rule 12b-1 Plan fee.

The  maximum  Rule  12b-1  Plan  fee that can be paid in any one year may not be
sufficient  to  cover  the   marketing-related   expenses  the  Distributor  has
incurred.  Therefore,  it may take the  Distributor  a number of years to recoup these expenses.

The Fund has no present  intention  of paying or  accruing  12b-1 fees during the fiscal year ending November 30, 2002.

SHAREHOLDER SERVICES

The Fund  may pay  Federated  Shareholder  Services  Company,  a  subsidiary  of
Federated,  for  providing  shareholder  services  and  maintaining  shareholder accounts.  Federated  Shareholder  Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment  professionals (such as broker-dealers or banks) may be paid fees, in significant  amounts,  out of the  assets of the  Distributor  and/or  Federated
Shareholder  Services  Company (these fees do not come out of Fund assets).  The
Distributor and/or Federated  Shareholder  Services Company may be reimbursed by the Adviser or its affiliates.

Investment  professionals  receive such fees for providing  distribution-related and/or shareholder services, such as advertising,  providing incentives to their sales  personnel,  sponsoring  other  activities  intended to promote sales, and maintaining  shareholder  accounts These payments may be based upon such factors as the number or value of Shares the investment  professional sells or may sell;
the value of client  assets  invested;  and/or  the type and  nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES
================================================================================

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
================================================================================

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio  securities,  valued in the same way as the Fund  determines  its NAV.
The  portfolio  securities  will be selected  in a manner that the Fund's  Board deems fair and equitable and, to the extent  available,  such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind,  shareholders  receiving  the  portfolio  securities  and selling  them before  their  maturity  could  receive  less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW
================================================================================

Under  certain  circumstances,  shareholders  may be held  personally  liable as partners under  Massachusetts  law for  obligations of the Trust. To protect its shareholders,  the Trust has  filed  legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely  event a shareholder is held  personally  liable for the Trust's obligations,  the  Trust  is  required  by the  Declaration  of Trust to use its property to protect or compensate the  shareholder.  On request,  the Trust will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Trust.  Therefore,  financial loss resulting from liability as a shareholder  will occur only if the Trust itself  cannot meet its  obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION
================================================================================

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.  All shares of the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As  of  January  2,  2002,   the   following   shareholders   owned  of  record,
beneficially,  or both, 5% or more of  outstanding  Shares:  SEI Trust  Company,
Oaks, Pennsylvania owned approximately 3,961,932 shares (96.96%).

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION
================================================================================

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies.  If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolio will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If the  Fund  purchases  foreign  securities,  their  investment  income  may be subject to foreign  withholding  or other taxes that could  reduce the return on these securities.  Tax treaties between the United States and foreign countries, however,  may reduce or eliminate  the amount of foreign taxes to which the Fund would be subject.  The effective  rate of foreign tax cannot be predicted  since the amount of Fund assets to be invested within various  countries is uncertain.
However,  the Fund  intends to operate so as to qualify for  treaty-reduced  tax rates when applicable.

Distributions  from a Fund may be  based on  estimates  of book  income  for the year. Book income  generally  consists solely of the coupon income  generated by
the  securities  in  the  portfolio,   whereas  tax-basis  income  includes,  in
addition,  gains  or  losses  attributable  to  currency  fluctuation.   Due  to
differences   in  the  book  and  tax  treatment  of   fixed-income   securities
denominated in foreign  currencies,  it is difficult to project currency effects on an interim basis.  Therefore, to the extent that currency fluctuations cannot be  anticipated,  a portion of  distributions  to  shareholders  could  later be designated as a return of capital,  rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund  invests  in the stock of  certain  foreign  corporations,  they may constitute  Passive Foreign  Investment  Companies  (PFIC),  and the Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

If more  than 50% of the value of the  Fund's  assets at the end of the tax year is  represented  by stock or securities of foreign  corporations,  the Fund will qualify for  certain  Code  provisions  that allow its  shareholders  to claim a foreign tax credit or deduction on their U.S.  income tax returns.  The Code may limit a shareholder's  ability to claim a foreign tax credit.  Shareholders  who elect to deduct their  portion of the Fund's  foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?
================================================================================

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
Information about each Board member is provided below and includes each person's:  name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, and the total compensation received as a Trustee from the
Trust for its most recent fiscal year.  The Trust is comprised of two Funds.

As of January 2, 2002, the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Shares.

-----------------------------------------------------------------------------------------
Name
Birth Date                                                                --------------
Address                 Principal Occupations                             Aggregate
Position With Trust    for Past Five Years                                Compensation
                                                                          From Fund
John F. Donahue*+#     Chief Executive Officer and Director or Trustee     $0
Birth Date: July       of the Federated Fund Complex; Chairman and
28, 1924               Director, Federated Investors, Inc.; Chairman
Federated Investors    and Trustee, Federated Investment Management
Tower                  Company; Chairman and Director, Federated
1001 Liberty Avenue    Investment Counseling and Federated Global
Pittsburgh, PA         Research Corp.; Chairman, Passport Research,
CHAIRMAN AND TRUSTEE   Ltd.

--------------------   Director or Trustee of the Federated Fund           $603.09
Thomas G. Bigley       Complex; Director, Member of Executive
Birth Date:            Committee, Children's Hospital of Pittsburgh;
February 3, 1934       Director and Chairman of Audit Committee, Robroy
15 Old Timber Trail    Industries, Inc. (coated steel conduits/computer
Pittsburgh, PA         storage equipment); formerly: Senior Partner,
TRUSTEE                Ernst & Young LLP; Director, MED 3000 Group,
                       Inc. (physician practice management); Director,
                       Member of Executive Committee, University of
                       Pittsburgh.

John T. Conroy, Jr.    Director or Trustee of the Federated Fund           $603.09
Birth Date: June       Complex; Chairman of the Board, Investment
23, 1937               Properties Corporation; Partner or Trustee in
Grubb &                private real estate ventures in Southwest
Ellis/Investment       Florida; formerly:  President, Investment
Properties             Properties Corporation;  Senior Vice President,
Corporation            John R. Wood and Associates, Inc., Realtors;
3201 Tamiami Trial     President, Naples Property Management, Inc. and
North                  Northgate Village Development Corporation.
Naples, FL
TRUSTEE

Nicholas P.            Director or Trustee of the Federated Fund           $603.09
Constantakis           Complex; Director and Chairman of the Audit
Birth Date:            Committee, Michael Baker Corporation
September 3, 1939      (engineering, construction, operations and
175 Woodshire Drive    technical services); formerly: Partner, Andersen
Pittsburgh, PA         Worldwide SC.
TRUSTEE

John F. Cunningham     Director or Trustee of some of the Federated        $548.18
Birth Date: March      Fund Complex; Chairman, President and Chief
5, 1943                Executive Officer, Cunningham & Co., Inc.
353 El Brillo Way      (strategic business consulting); Trustee
Palm Beach, FL         Associate, Boston College; Director, Iperia
TRUSTEE                Corp. (communications/software); formerly:
                       Director, Redgate Communications and EMC
                       Corporation (computer storage systems).

                       Previous Positions: Chairman of the Board and
                       Chief Executive Officer, Computer Consoles,
                       Inc.; President and Chief Operating Officer,
                       Wang Laboratories; Director, First National Bank
                       of Boston; Director, Apollo Computer, Inc.

Lawrence D. Ellis,     Director or Trustee of the Federated Fund           $548.18
M.D.*                  Complex; Professor of Medicine, University of
Birth Date: October    Pittsburgh; Medical Director, University of
11, 1932               Pittsburgh Medical Center - Downtown;
3471 Fifth Avenue      Hematologist, Oncologist, and Internist,
Suite 1111             University of Pittsburgh Medical Center; Member,
Pittsburgh, PA         National Board of Trustees, Leukemia Society of
TRUSTEE                America.

Peter E. Madden        Director or Trustee of the Federated Fund           $548.18
Birth Date: March      Complex; formerly: Representative, Commonwealth
16, 1942               of Massachusetts General Court; President, State
One Royal Palm Way     Street Bank and Trust Company and State Street
100 Royal Palm Way     Corporation.
Palm Beach, FL
TRUSTEE                Previous Positions: Director, VISA USA and VISA
                       International; Chairman and Director,
                       Massachusetts Bankers Association; Director,
                       Depository Trust Corporation; Director, The
                       Boston Stock Exchange..

Charles F.             Director or Trustee of some of the Federated        $603.09
Mansfield, Jr.         Fund Complex; Management Consultant; formerly:
Birth Date: April      Executive Vice President, Legal and External
10, 1945               Affairs, DVC Group, Inc. (formerly, Dugan Valva
80 South Road          Contess, Inc.) (marketing, communications,
Westhampton Beach,     technology and consulting).
NY
TRUSTEE                Previous Positions: Chief Executive Officer,
                       PBTC International Bank; Partner, Arthur Young &
                       Company (now Ernst & Young LLP); Chief Financial
                       Officer of Retail Banking Sector, Chase
                       Manhattan Bank; Senior Vice President, HSBC Bank
                       USA (formerly, Marine Midland Bank); Vice
                       President, Citibank; Assistant Professor of
                       Banking and Finance, Frank G. Zarb School of
                       Business, Hofstra University.

John E. Murray,        Director or Trustee of the Federated Fund           $598.98
Jr., J.D., S.J.D.#     Complex; President, Law Professor, Duquesne
Birth Date:            University; Consulting Partner, Mollica &
December 20, 1932      Murray; Director, Michael Baker Corp.
President, Duquesne    (engineering, construction, operations and
University             technical services).
Pittsburgh, PA
TRUSTEE                Previous Positions: Dean and Professor of Law,
                       University of Pittsburgh School of Law; Dean and
                       Professor of Law, Villanova University School of
                       Law.

Marjorie P. Smuts      Director or Trustee of the Federated Fund           $548.18
Birth Date: June       Complex; Public Relations/Marketing/Conference
21, 1935               Planning.
4905 Bayard Street
Pittsburgh, PA         Previous Positions: National Spokesperson,
TRUSTEE                Aluminum Company of America; television
                       producer; business owner; conference coordinator.

John S. Walsh          Director or Trustee of some of the Federated        $548.18
Birth Date:            Fund Complex; President and Director, Heat
November 28, 1957      Wagon, Inc. (manufacturer of construction
2604 William Drive     temporary heaters); President and Director,
Valparaiso, IN         Manufacturers Products, Inc. (distributor of
TRUSTEE                portable construction heaters); President,
                       Portable Heater Parts, a division of
                       Manufacturers Products, Inc.; Director, Walsh &
                       Kelly, Inc. (heavy highway contractor);
                       formerly: Vice President, Walsh & Kelly, Inc.

J. Christopher         President or Executive Vice President of the        $0
Donahue+*              Federated Fund Complex; Director or Trustee of
Birth Date: April      some of the Funds in the Federated Fund Complex;
11, 1949               President, Chief Executive Officer and Director,
Federated Investors    Federated Investors, Inc.; President and
Tower                  Trustee, Federated Investment Management
1001 Liberty Avenue    Company; President and Trustee, Federated
Pittsburgh, PA         Investment Counseling; President and Director,
EXECUTIVE VICE         Federated Global Investment Management Corp.;
PRESIDENT AND          President, Passport Research, Ltd.; Trustee,
TRUSTEE                Federated Shareholder Services Company;
                       Director, Federated Services Company.

Peter J. Germain       Senior Vice President and Director, Mutual Fund     $0
Birth Date:            Services Division, Federated Services Company.
September 2, 1959      Formerly Senior Corporate Counsel, Federated
Federated Investors    Investors, Inc.
Tower
1001 Liberty Avenue
Pittsburgh, PA
PRESIDENT

John W. McGonigle      Executive Vice President and Secretary of the       $0
Birth date: October    Federated Fund Complex; Executive Vice
26, 1938               President, Secretary, and Director, Federated
Federated Investors    Investors, Inc.; Trustee, Federated Investment
Tower                  Management Company and Federated Investment
1001 Liberty Avenue    Counseling; Director, Federated Global
Pittsburgh, PA         Investment Management Corp., Federated Services
EXECUTIVE VICE         Company; and Federated Securities Corp.
PRESIDENT AND
SECRETARY

Beth Broderick         Vice President, Federated Services Company (1997    $0
Birth Date: August     to present); Client Services Officer, Federated
2, 1965                Services Company (1992-1997).
Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA
VICE PRESIDENT AND
ASSISTANT TREASURER

Richard J. Thomas      Treasurer of the Federated Fund Complex; Senior     $0
Birth Date: June       Vice President, Federated Administrative
17, 1954               Services; formerly: Vice President, Federated
Federated Investors    Administrative Services; held various management
Tower                  positions within Funds Financial Services
1001 Liberty Avenue    Division of Federated Investors, Inc.
Pittsburgh, PA
TREASURER

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.
# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.
+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.
The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Code of Ethics Restrictions on Personal Trading
As  required by SEC rules,  the Fund,  its  Adviser,  and its  Distributor  have adopted codes of ethics.  These codes govern  securities  trading  activities of investment  personnel,  Fund  Trustees,  and certain other  employees.  Although they do permit these  people to trade in  securities,  including  those that the
Fund could buy,  they also contain  significant  safeguards  designed to protect the Fund and its shareholders  from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price.  The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser may select brokers and dealers based on whether they also offer research services (as described below).  In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by the Distributor and its affiliates.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated Investors,
Inc. (Federated) in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s)
in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative
Services provides these at the following annual rate of the average aggregate daily net assets of all FirstMerit Funds as specified below:

Maximum
Administrative Fee  --------------------------------------------
                    Average Aggregate Daily Net Assets
0.150 of 1%         on the first $250 million
0.125 of 1%         on the next $250 million
0.100 of 1%         on the next $250 million
0.075 of 1%         on assets in excess of $750 million

--------------------------------------------------------------------------------

The administrative fee received during any fiscal year shall be at least
$50,000 with respect to FirstMerit Government Money Market Fund and $100,000
for all other portfolios of the Fund.  Federated Administrative Services may
voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Administrative Services also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State
Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountant for the Fund, Arthur Anderson LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

                            ---------------------------------------
For the Years ended
November 30                           2001         2000        1999
Advisory Fee Earned               $577,569     $750,526    $508,453
Advisory Fee Reduction                  $0       $3,518     $33,896
Brokerage Commissions              $20,966      $27,460     $37,086
Administrative Fee                $112,992     $146,325    $103,045
12b-1 Fee                               $0           --          --
Shareholder Services Fee          $192,523           --          --

--------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?
================================================================================

The Fund may advertise Share performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

Total returns are given for the one-year, five-year and Start of Performance periods ended November 30, 2001, after sales charges.

Yield is given for the 30-day period ended November 30, 2001

---------------------------------------------------------------
                                            Start of
--------------------------------------------Performance on
                                            September 13, 1994
                30-Day Period 1 Year 5 Years
---------------------------------------------------------------
---------------------------------------------------------------
Total Return          --      (30.01)%6.11%       10.84%
---------------------------------------------------------------
---------------------------------------------------------------
Yield               0.00%       --     --           --
---------------------------------------------------------------

--------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a
12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
o information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance.  When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.  The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.  Ranks funds in various fund categories by making comparative calculations using total return.  Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Morningstar, Inc.  An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500).
Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.  In addition, the S&P
500 assumes reinvestments of all dividends paid by stocks listed on its index.
Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

ADDRESSES
================================================================================

FirstMerit Equity Fund                 5800 Corporate Drive
                                       Pittsburgh, Pennsylvania 15237-7010

--------------------------------------------------------------------------------

Administrator
Federated Administrative Services      Federated Investors Tower
                                       1001 Liberty Avenue
                                       Pittsburgh, Pennsylvania 15222-3779

--------------------------------------------------------------------------------

Distributor
Federated Securities Corp.             Federated Investors Tower
                                       1001 Liberty Avenue
                                       Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
FirstMerit Advisers, Inc.              121 South Main Street
Akron, Ohio 44208-1440

--------------------------------------------------------------------------------

Custodian
State Street Bank and Trust Company    P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Independent Public Accountants
Arthur Andersen LLP                    225 Franklin Street
                                       Boston, Massachusetts 02110-2812

--------------------------------------------------------------------------------

[Logo of FirstMerit Funds]

FirstMerit Government Money Market Fund

A Portfolio of FirstMerit Funds

PROSPECTUS

January 31, 2002

Mutual fund shares are not bank deposits, federally insured, or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Contents

Fund Goals, Strategies, and Risks	1
What are the Specific Risks of Investing in the Fund?	1
Risk/Return Summary	2
What are the Fund's Fees and Expenses?	3
What do Shares Cost?	4
How is the Fund Sold?	4
How to Purchase Shares	5
How to Redeem Shares	6
Purchases and Redemptions Through Exchanges	8
Account and Share Information	9
Who Manages the Fund?	9
Financial Information	10
Report of Independent Public Accountants	18

Fund Goals, Strategies, and Risks

WHAT IS THE FUND'S GOAL?

The Fund is a money market fund which seeks to provide stability of principal and current income consistent with stability of principal by investing in short-term U.S. government securities.

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


The Fund pursues its investment objective by investing in U.S. government securities with remaining maturities of 397 days or less that are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. In selecting securities for the Fund, the Fund's Investment Adviser, FirstMerit Advisers, Inc., a wholly owned subsidiary of FirstMerit Corp., considers general economic trends and analyzes overall market conditions. The Adviser considers the current short-term yield curve along with the spread between government agencies and Treasuries.

Because the Fund refers to government securities in its name, it will notify shareholders in advance of any change in its investment policies that would enable it to invest less than 80% of its assets in U.S. government securities.


WHAT TYPES OF U.S. GOVERNMENT SECURITIES DOES THE FUND PURCHASE?

U.S. government securities are securities issued by the U.S. government or its agencies. Treasury securities are direct obligations of the federal government of the United States. Investors regard Treasury securities as having the lowest credit risks.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support though federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

What are the Specific Risks of Investing in the Fund?

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of FirstMerit Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prices of fixed income securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize these risks by purchasing short-term securities. However, these risks may adversely affect the Fund's total return or yield.

Risk/Return Summary

Risk/Return Bar Chart and Table


Historically, the Fund has maintained a constant $1.00 net asset value (NAV). The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

Within the period shown in the Chart, the Fund's shares highest quarterly return was 1.50% (quarter ended December 31, 2000). Its lowest quarterly return was 0.51% (quarter ended December 31, 2001).


Average Annual Total Return Table


The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2001.

Calendar Period	Fund
1 Year	3.68%
5 Years	4.76%
10 Years	4.29%

The Fund's 7-Day Net Yield as of December 31, 2001 was 1.64%. You may call the Fund at 1-800-627-1289 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FIRSTMERIT GOVERNMENT MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee	None
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.76%
1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2001.
Total Waiver of Fund Expenses	0.20%
Total Actual Annual Fund Operating Expenses (after waiver)	0.56%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.30% for the fiscal year ended November 30, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


Calendar Period	1 Year
1 Year	$ 78

3 Years	$243

5 Years	$422

10 Years	$942

What do Shares Cost?


You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) and Federal Reserve wire system are open. The Fund attempts to stabilize the NAV of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at 12:00 noon (Eastern time), 3:00 p.m. (Eastern time), and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE and Federal Reserve wire system are open.


The required minimum initial investment for Fund Shares is $1,000. The required minimum subsequent investment amount is $100.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

THROUGH FIRSTMERIT BANK

Trust customers of FirstMerit Bank placing an order to purchase shares of the Fund may open an account by calling FirstMerit Bank at 330-384-7300. Information needed to establish the account will be taken over the telephone by a FirstMerit trust representative. Fund shares may also be purchased by telephone by certain trust customers through procedures established with FirstMerit and its affiliates. Such procedures may include arrangements under which certain accounts are swept periodically and amounts exceeding an agreed-upon minimum are invested automatically in the Fund.

Purchase orders by trust customers must be received by 9:30 a.m. (Eastern time) and payment received by 3:00 p.m. (Eastern time) on the same day in order to receive Fund shares and dividends on that day.

THROUGH FIRSTMERIT SECURITIES, INC.

Individual investors and customers of FirstMerit Securities may purchase shares by calling FirstMerit Securities, Inc. at 1-800-627-1289. An account application may be opened by completing a new account application form available from FirstMerit Securities. You may also receive an application by writing to FirstMerit Securities at: P.O. Box 8612, Boston, Massachusetts 02266-8612. Texas residents should purchase shares of the Fund through Federated Securities Corp. at 1-800-356-2805. Payment may be made by wire, a transfer from an Automated Clearing House (ACH) member institution, federal funds, or by sending a check.

By Wire

Purchase orders by wire must be received by 9:30 a.m. (Eastern time) and payment received by 3:00 p.m. (Eastern time) on the same day in order to receive Fund shares and dividends on that day.

By Automated Clearing House (ACH)

Purchase orders for which payment will be made via ACH must be received by 3:00 p.m. (Eastern time) in order to receive Fund shares and dividends on the next business day. This purchase option can be established by completing the appropriate sections of the account application.

By Mail

You may also purchase Fund shares by mailing a check and a completed account application to FirstMerit Securities at P.O. Box 8612, Boston, Massachusetts 02266-8612. Purchases by check are considered received after the payment by check is converted into federal funds and is received by the Fund. You will receive Fund shares and dividends on the day the federal funds are received.

THROUGH AN EXCHANGE

You may purchase shares through an exchange from the FirstMerit Equity Fund. See "Exchange Privileges" for more information.

SYSTEMATIC INVESTMENT PROGRAM

Shareholders who are individual investors and have opened an account may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from your checking account or by transfer via ACH and invested in Fund shares. You may apply for this participation in this program through FirstMerit Securities.

How to Redeem Shares

THROUGH FIRSTMERIT BANK

Trust customers of FirstMerit Bank may redeem Fund shares by telephoning FirstMerit Bank at 330-384-7300. If your redemption order is received by 9:30 a.m. (Eastern time) redemption proceeds will be sent to you on the same day. You will not, however, receive dividends for that day.

THROUGH FIRSTMERIT SECURITIES, INC.

By Phone

Individual investors and customers of FirstMerit Securities may redeem shares by calling FirstMerit Securities at 1-800-627-1289. You may redeem shares by telephone once you have completed the appropriate authorization form for telephone transactions. If you are requesting a redemption via electronic transfer to your account with an ACH member institution, you must call by 3:00 p.m. (Eastern time) in order to receive the redemption amount based on that day's NAV.

By Mail

You may redeem shares by mailing a written request to FirstMerit Securities. Call FirstMerit Securities for specific instructions before redeeming by mail. You will be asked to provide in the request your name, the Fund's name, your account number, and the share or dollar amount requested. Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

CHECKWRITING PRIVILEGES

At your request, the transfer agent will establish a checking account for redeeming shares. For further information, contact FirstMerit Securities.

With a Fund checking account, shares may be redeemed simply by writing a check for $50 or more. The redemption will be made at the NAV on the date that the check is presented to the Fund. A check may not be written to close an account. If you wish to redeem shares and have the proceeds available, a check may be written and negotiated through your bank. Checks should never be sent directly to the transfer agent or State Street Bank and Trust Company to redeem shares. Canceled checks are sent to you each month upon request.

PAYMENT OPTIONS

Your redemption proceeds will typically be mailed by check to your address of record. However, the following payment options are available if you complete the appropriate authorization form. These payment options require a signature guarantee if they were not established prior to redeeming shares:

  an electronic transfer to your depositary account at an ACH member institution; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Systematic Withdrawal/Exchange Program

You may automatically redeem or exchange shares in a minimum amount of $100 on a regular basis. To participate in this program, you must complete the appropriate form available from FirstMerit Securities. Your account value must have a value of at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered to be yield or income.


LIMITATIONS ON REDEMPTION PROCEEDS


Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

  your redemption is to be sent to an address other than the address of record;
  your redemption is to be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Purchases and Redemptions Through Exchanges

You may purchase or redeem Fund shares through an exchange with FirstMerit Equity Fund. Trust customers should call FirstMerit Bank and all other investors should call or write to FirstMerit Securities. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have a common owner. Your exchange request must be received by 3:30 p.m. (Eastern time) in order for shares to be exchanged at that day's NAV.

In addition, shares of the Fund may also be exchanged for certain other funds distributed by Federated Securities Corp. that are not advised by FirstMerit Advisers, Inc. (Federated Funds). For further information on the availability of Federated Funds for exchanges or further information about the exchange privilege, call FirstMerit Securities, Inc. at 1-800-627-1289. Both accounts must have a common owner.

To do this, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. You may also be subject to a sales charge by the fund into which you are exchanging. Signatures must be guaranteed if you request an exchange into another fund with a different shareholder registration.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other funds.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If your payment for share purchases is received by 3:00 p.m., you will begin to earn dividends the same day.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?


The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, FirstMerit Advisers, Inc., a wholly owned subsidiary of FirstMerit Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 121 South Main Street, Akron, Ohio 44308-1440.

ADVISORY FEES


The Adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The investment advisory contract provides for the voluntary waiver of expenses by the Adviser to the extent any Fund expenses exceed such lower expense limitation as the Adviser may, by notice to the Fund, voluntarily declare to be effective. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion.

ADVISER'S BACKGROUND


FirstMerit Advisers, Inc., a registered investment adviser, is a wholly owned subsidiary of FirstMerit Corp. Through its subsidiaries and affiliates, FirstMerit Corp. offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services, and trust services.

FirstMerit Advisers, Inc. or its affiliate, FirstMerit Bank, have served as the Fund's investment adviser since the Fund's inception. As of December 31, 2001, FirstMerit Advisers, Inc. and its affiliates managed approximately $3 billion in assets.


As part of its regular banking operations, FirstMerit Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of FirstMerit Bank. The lending relationship will not be a factor in the selection of securities.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and distributions.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.04	0.06	0.04	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.04)	(0.06)	(0.04)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	4.05%	5.69%	4.50%	4.92%	4.93%

Ratios to Average Net Assets:

Expenses	0.56%	0.56%	0.57%	0.60%	0.60%

Net investment income	3.97%	5.54%	4.44%	4.82%	4.84%

Expense waiver/reimbursement[2]	0.20%	0.20%	0.20%	0.20%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$213,116	$199,929	$201,428	$134,989	$123,165

1 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements


Portfolio of Investments

November 30, 2001


Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--114.0%
		Federal Farm Credit Bank Discount Note--23.4%
$50,000,000	[1]	1.81%-2.18%, 12/19/2001-4/8/2002	$49,828,987

		Federal Farm Credit Bank--42.2%
90,000,000		2.00%-3.83%, 12/3/2001-6/3/2002	90,000,000

		Federal Home Loan Bank Discount Note--48.4%
103,269,000	[1]	1.91%-3.85%, 12/3/2001-8/12/2002	103,049,169

		TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$242,878,156


1 Discount rate at time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($213,115,988) at November 30, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2001


Assets:
Total investments in securities, at amortized cost and value		$242,878,156
Cash		2,488
Income receivable		517,045
Receivable for shares sold		292,070

TOTAL ASSETS		243,689,759

Liabilities:
Payable for investments purchased	$29,970,195
Payable for shares redeemed	323,868
Income distribution payable	246,051
Accrued expenses	33,657

TOTAL LIABILITIES		30,573,771

Net assets for 213,115,988 shares outstanding		$213,115,988

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$213,115,988 ÷ 213,115,988 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements


Statement of Operations

Year Ended November 30, 2001


Investment Income:
Interest		$9,500,157

Expenses:
Investment adviser fee	$1,048,599
Administrative personnel and services fee	307,920
Custodian fees	11,304
Transfer and dividend disbursing agent fees and expenses	76,177
Directors'/Trustees' fees	7,370
Auditing fees	13,736
Legal fees	4,714
Portfolio accounting fees	56,249
Share registration costs	18,061
Printing and postage	32,384
Insurance premiums	1,242
Miscellaneous	6,437

TOTAL EXPENSES	1,584,193

Waiver:
Waiver of investment adviser fee	$(419,440)

Net expenses		1,164,753

Net investment income		8,335,404

See Notes which are an integral part of the Financial Statements


Statement of Changes in Net Assets


Year Ended November 30	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,335,404	$10,770,360

Distributions to Shareholders:
Distributions from net investment income	(8,335,404)	(10,770,360)

Share Transactions:
Proceeds from sale of shares	397,295,137	334,720,358
Net asset value of shares issued to shareholders in payment of distributions declared	2,512,960	3,519,855
Cost of shares redeemed	(386,621,571)	(339,738,497)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,186,526	(1,498,284)

Change in net assets	13,186,526	(1,498,284)

Net Assets:
Beginning of period	199,929,462	201,427,746

End of period	$213,115,988	$199,929,462

See Notes which are an integral part of the Financial Statements


Notes to Financial Statements

November 30, 2001


ORGANIZATION

FirstMerit Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of FirstMerit Government Money Market Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal by investing in short-term U.S. government securities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Year Ended November 30	2001	2000
Shares sold	397,295,137	334,720,358
Shares issued to shareholders in payment of distributions declared	2,512,960	3,519,855
Shares redeemed	(386,621,571)	(339,738,497)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	13,186,526	(1,498,284)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

FirstMerit Advisers, Inc., a wholly owned subsidiary of FirstMerit Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRSTMERIT FUNDS (FIRST MERIT GOVERNMENT MONEY MARKET FUND):

We have audited the accompanying statement of assets and liabilities of FirstMerit Government Money Market Fund (an investment portfolio of FirstMerit Funds, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the periods then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FirstMerit Government Money Market Fund, an investment portfolio of FirstMerit Funds, as of November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP

Boston, Massachusetts
January 11, 2002

A Statement of Additional Information (SAI) dated January 31, 2002 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as they become available. To obtain the SAI and Semi-Annual Report and other information without charge, and to make inquiries, call FirstMerit Securities, Inc. or the Fund at 1-800-627-1289.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of FirstMerit Funds]

FirstMerit Government Money Market Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7010
1-800-341-7400

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6224
Cusip 337944201

0121703A (1/02)

    Statement of Additional Information                  January 31, 2002

    FirstMerit Government Money Market Fund

    A Portfolio of FirstMerit Funds

    This Statement of Additional Information (SAI) is not a prospectus.
    Read this SAI in conjunction with the prospectus for FirstMerit
    Government Money Market Fund (Fund) dated January 31, 2002.  Obtain the prospectus without charge by calling 1-800-627-1289.

                                    Contents
                                    How is the Fund Organized?
                                     1
                                    Securities in Which the Fund Invests
                                     1
                                    What do Shares Cost?
                                     4
                                    How is the Fund Sold?
                                     4
                                    Redemption in Kind
                                     4
                                    Massachusetts Partnership Law
                                     4
                                    Account and Share Information
                                     5
                                    Tax Information
                                     5
                                    Who Manages and Provides Services to the
                                    Fund?  6
                                    How Does the Fund Measure Performance?
                                    10
                                    Addresses                           13

    Federated Securities Corp.,
Distributor,
    subsidiary of Federated Investors,
    Inc.

    0121703B (1/02)

HOW IS THE FUND ORGANIZED?
==============================================================================

The Fund is a diversified portfolio of FirstMerit Funds (Trust).  The Trust is an open-end management investment company that was established under the laws of the Commonwealth of Massachusetts on November 12, 1990.  The Trust
may offer separate series of shares representing interests in separate portfolios of securities.  The Trust changed its name from "Portage Funds" to
"Newpoint Funds" on January 31, 1995. The Trust changed its name from
"Newpoint Funds" to "FirstMerit Funds" on January 31, 2000.

SECURITIES IN WHICH THE FUND INVESTS
==============================================================================

Following is a table that indicates which types of securities or investment techniques are a:
o     P = Principal investment of the Fund; (shaded in chart)
o     A = Acceptable (but not principal) investment of the Fund

-------------------------------------------

-------------------------------------------
-------------------------------------------
Borrowing 1                      A
---------------------------------
-------------------------------------------
Illiquid and Restricted          A
Securities 2
---------------------------------
-------------------------------------------
Lending of Portfolio Securities  A
---------------------------------
-------------------------------------------
Repurchase Agreements            A
-------------------------------------------
-------------------------------------------
Reverse Repurchase Agreements    A
-------------------------------------------
-------------------------------------------
Securities of Other Investment   A
Companies
---------------------------------
-------------------------------------------
US Government Securities         P
-------------------------------------------
-------------------------------------------
When-Issued and Delayed          A
Delivery Transactions
-------------------------------------------
1.  The Fund is required to maintain continuous asset coverage equal to 300%
of the amount borrowed.  If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore such coverage even if it must sell the securities at a loss.
------------------------------------------------------------------------------
2.  The Fund will limit investments in illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice, to
10% of its net assets.

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS
Borrowing.  The Fund may borrow money from banks or through reverse repurchase agreements  in amounts up to  one-third of total assets and pledge some assets as  collateral.  The Fund will pay  interest on  borrowed  money and may incur other  transaction  costs.  These expenses could exceed the income received or capital  appreciation  realized by the Fund from any securities purchased with borrowed money.  With respect to borrowings,  the Fund is required to maintain continuous  asset  coverage  equal  to 300%  of the  amount  borrowed.  If the coverage  declines to less than 300%, the Fund must sell sufficient  portfolio securities  to restore the coverage  even if it must sell the  securities at a loss.

Illiquid and Restricted Securities.  Illiquid securities are those that cannot readily be sold within seven days.  Restricted  securities are securities that have  restrictions with respect to their resale.  Generally,  the restrictions are on whom or to what  type of entity  they can be sold.  Often,  issuers  of securities  may not want to register  them with the  Securities  and  Exchange
Commission  (SEC),  so they will sell them to a  specific  class of  investors under Rule 144A or Regulation D of the Securities  Act of 1933.  Purchasers of
these "private  placements"  must be  institutional  investors  (mutual funds, insurance  companies,  etc.), and there may be minimum purchase  amounts.  The reason 144A  securities  may be "illiquid" is that a fund that  purchases them cannot  just sell them on the open market - they must find  another  qualified institutional buyer to purchase the security under Rule 144A.

However,  not all  restricted  securities  are  "illiquid".  The SEC permits a fund's board to make a  determination  that certain 144A securities or Section
4(2) paper  issues are liquid.  Conversely,  not all illiquid  securities  are restricted.

Lending of Portfolio  Securities.  In order to generate additional income, the
Fund  may  lend   portfolio   securities.   When  the  Fund  lends   portfolio
securities,  it will receive  either cash or liquid  securities  as collateral from the  borrower.  The Fund will  reinvest  cash  collateral  in  short-term liquid securities that qualify as an otherwise  acceptable  investment for the
Fund.  If the market value of the loaned  securities  increases,  the borrower must furnish  additional  collateral  to the Fund.  During the time  portfolio securities  are on loan,  the borrower pays the Fund any dividends or interest paid on such  securities.  Loans are subject to  termination  at the option of the  Fund or the  borrower.  The Fund may pay  reasonable  administrative  and custodial fees in connection  with a loan and may pay a negotiated  portion of the  interest  earned on the cash or  equivalent  collateral  to a  securities lending agent or broker. When the Fund lends its portfolio securities,  it may not be able to get them  back from the  borrower  on a timely  basis.  If this occurs, the Fund may lose certain investment opportunities.

Repurchase Agreements and Reverse Repurchase Agreements.  The Fund's custodian is  required  to take  possession  of the  securities  subject  to  repurchase agreements.  These  securities are marked to market daily.  To the extent that the original  seller  defaults and does not repurchase the securities from the
Fund,  the Fund could  receive less than the  repurchase  price on any sale of such  securities.  In the  event  that  such a  defaulting  seller  files  for bankruptcy or becomes  insolvent,  disposition of such  securities by the Fund might be delayed  pending court  action.  The Fund  believes  that,  under the procedures normally in effect for custody of the portfolio  securities subject to  repurchase  agreements,  a court of competent  jurisdiction  would rule in favor of the Fund and allow retention or disposition of such  securities.  The
Fund  will  only  enter  into  repurchase  agreements  with  banks  and  other recognized financial  institutions,  such as broker/dealers,  which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement  transactions are similar to borrowing cash. In a reverse repurchase  agreement,  the Fund sells a portfolio security to another person,  such as a financial  institution,  broker, or dealer, in return for a percentage  of the  instrument's  market  value in cash,  and agrees that on a stipulated  date in the future the Fund will  repurchase  the  portfolio  at a price  equal  to the  original  sale  price  plus  interest.  The Fund may use reverse  repurchase  agreements for liquidity and may enable the Fund to avoid selling  portfolio  instruments  at a time  when a sale  may be  deemed  to be disadvantageous.

When effecting reverse repurchase agreements,  liquid assets of the Fund, in a dollar amount  sufficient to make payment for the obligations to be purchased, are segregated at the trade date.  These securities are marked to market daily and maintained until the transaction is settled.

Investing in Securities of Other  Investment  Companies.  In conjunction  with the Fund's ability to invest in the securities of other investment  companies, the Fund may invest in the  securities of affiliated  money market funds as an efficient means of managing the Fund's uninvested cash.

U.S.  Government  Securities.  Agency securities are issued or guaranteed by a federal  agency or other  government  sponsored  entity  acting under  federal authority (a "GSE").  Some GSEs are supported by the full, faith and credit of the United  States.  Other GSEs receive  support  through  federal  subsidies, loans or other benefits.  A few GSEs have no explicit financial  support,  but are  regarded  as  having  implied  support  because  the  federal  government sponsors their  activities.  Investors regard agency  securities as having low credit risk, but not as low as Treasury securities.

Treasury  securities are direct  obligations of the federal  government of the
United  States.  Investors  regard  treasury  securities  as having the lowest credit risk.

Some of the short-term U.S. government  securities the Fund may purchase carry variable  interest rates.  These securities have a rate of interest subject to adjustment at least annually.  This adjusted  interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

Variable  interest  rates will reduce the changes in the market  value of such securities from their original  purchase  prices.  Accordingly,  the potential for capital  appreciation or capital  depreciation  should not be greater than the  potential  for  capital  appreciation  or capital  depreciation  of fixed interest  rate  U.S.  government  securities  having  maturities  equal to the
interest  rate  adjustment   dates  of  the  variable  rate  U.S.   government
securities.

The Fund may  purchase  variable  rate  U.S.  government  securities  upon the determination  by the Board that the interest  rate as adjusted will cause the instrument to have a current market value that  approximates  its par value on the adjustment date.

When-Issued and Delayed  Delivery  Transactions.  These  transactions are made
to  secure  what  is  considered  to  be  an  advantageous   price  or  yield.
Settlement   dates  may  be  a  month  or  more  after   entering  into  these
transactions,  and the market values of the securities purchased may vary from the  purchase  prices.  Other  than  normal  transaction  costs,  no  fees  or expenses are incurred.  However,  liquid assets of the Fund are  segregated on the Fund's  records at the trade date in an amount  sufficient to make payment for the  securities to be  purchased.  These assets are marked to market daily and are maintained until the transaction has been settled.

INVESTMENT LIMITATIONS

Issuing  Senior  Securities  and Borrowing  Money.  The Fund may borrow money, directly or  indirectly,  and issue senior  securities  to the maximum  extent permitted under the Investment Company Act of 1940 (the 1940 Act).

Investing  in Real  Estate.  The Fund may not  purchase  or sell real  estate, provided  that this  restriction  does not prevent the Fund from  investing in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real estate or interests  therein,  or investing in securities  that are secured by real estate or  interests  therein.  The Fund may  exercise  its rights  under agreements  relating  to such  securities,  including  the  right  to  enforce security  interests  and to  hold  real  estate  acquired  by  reason  of such enforcement until that real estate can be liquidated in an orderly manner.

Investing  in  Commodities.  The  Fund  may  not  purchase  or  sell  physical commodities,  provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting.  The Fund may not  underwrite  the  securities of other issuers, except that the Fund may engage in  transactions  involving  the  acquisition, disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or  Securities.  The Fund may not make loans,  provided that this restriction  does not  prevent  the Fund  from  purchasing  debt  obligations, entering into repurchase  agreements,  lending its assets to broker/dealers or institutional  investors and  investing in loans,  including  assignments  and participation interests.

Concentration  of Investments.  The Fund will not make  investments  that will result in the  concentration  of its  investments in the securities of issuers primarily  engaged  in the same  industry.  Government  securities,  municipal
securities  and  bank   instruments  will  not  be  deemed  to  constitute  an
industry.

Diversification  of  Investments.  The Fund is a "diversified  company" within the  meaning  of the 1940 Act,  as  amended,  and any rules,  regulations,  or interpretations thereunder.

The above  limitations  cannot be  changed  by the Board of  Trustees  (Board)
unless authorized by the by the "vote of a majority of its outstanding  voting securities," as defined by the 1940 Act. The following  limitations,  however, may be changed by the Board without  shareholder  approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Concentration  of  Investments.  As  a  matter  of  non-fundamental  operating
policy  in  applying  the  Fund's  concentration   restriction:   (a)  utility
companies will be divided according to their services,  for example,  gas, gas transmission,  electric  and  telephone  will each be  considered  a  separate industry;  (b) financial service companies will be classified according to the end users of their services,  for example,  automobile  finance,  bank finance and diversified  finance will each be considered a separate industry;  and (c)
asset-backed  securities will be classified according to the underlying assets securing such securities.

To  conform  to the  current  view of the SEC staff  that only  domestic  bank instruments  may be excluded from  industry  concentration  limitations,  as a matter of  non-fundamental  policy,  the Fund will not  exclude  foreign  bank instruments  from  industry  concentration  limitation  tests  so  long as the policy  of the  SEC  remains  in  effect.  In  addition,  investments  in bank instruments,  and investments in certain  industrial  development bonds funded by activities in a single  industry,  will be deemed to constitute  investment in an  industry,  except  when  held for  temporary  defensive  purposes.  The investment  of more than 25% of the value of the  Fund's  total  assets in any one industry will constitute "concentration."

Restricted   Securities.   The  Fund  may  invest  in  restricted  securities.
Restricted  securities  are any  securities  in  which  the  Fund  may  invest pursuant to its  investment  objective  and  policies but which are subject to
restrictions   on  resale  under  federal   securities   law.  Under  criteria
established by the Trustees,  certain restricted  securities are determined to be liquid.  To the extent that restricted  securities are not determined to be liquid,  the Fund will limit  their  purchase,  together  with other  illiquid securities, to 10% of its net assets.

Pledging  Assets.  The Fund will not mortgage,  pledge,  or hypothecate any of its assets,  provided  that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral  arrangements in connection with permissible activities.

Buying on Margin.  The Fund will not purchase  securities on margin,  provided that the Fund may obtain  short-term  credits  necessary  for the clearance of purchases and sales of securities.

Investing in Securities  of Other  Investment  Companies.  The Fund may invest its  assets  in  securities  of  other  investment  companies,  including  the securities  of  affiliated  money  market  funds,  as an  efficient  means  of carrying out its investment policies and managing its uninvested cash.

Investing in Illiquid  Securities.  The Fund will not purchase  securities for which  there  is  no  readily  available  market,  or  enter  into  repurchase agreements  or purchase  time  deposits  maturing in more than seven days,  if immediately after and as a result,  the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Except with respect to borrowing money, if a percentage  limitation is adhered to at the time of  investment,  a later  increase or  decrease  in  percentage resulting  from any  change  in  value or net  assets  will  not  result  in a violation of such restriction.

Regulatory Compliance
The  Fund  may  follow  non-fundamental  operational  policies  that  are more restrictive than its fundamental investment  limitations,  as set forth in the prospectus  and  this  SAI,  in  order  to  comply  with  applicable  laws and regulations,  including the provisions of and regulations  under the 1940 Act.
In  particular,  the Fund will comply with the  various  requirements  of Rule
2a-7 (the Rule),  which  regulates  money market mutual  funds.  The Fund will determine the  effective  maturity of its  investments  according to the Rule.
The Fund may change these operational  policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Trustees  have decided that the best method for  determining  the value of
portfolio  instruments  is  amortized  cost.  Under  this  method,   portfolio
instruments  are valued at the acquisition  cost as adjusted for  amortization of premium or  accumulation  of discount  rather than at current market value.
Accordingly,  neither  the amount of daily  income nor the net asset  value is affected by any unrealized  appreciation or depreciation of the portfolio.  In periods of declining  interest  rates,  the indicated daily yield on shares of the Fund  computed  by  dividing  the  annualized  daily  income on the Fund's portfolio by the net asset value  computed as above may tend to be higher than a similar  computation  made by using a method of valuation  based upon market prices and estimates.  In periods of rising interest  rates,  the opposite may be true.

The Fund's use of the amortized cost method of valuing  portfolio  instruments depends on its  compliance  with  certain  conditions  in the Rule.  Under the
Rule, the Board must  establish  procedures  reasonably  designed to stabilize the net asset value per share,  as computed for purposes of  distribution  and redemption,  at $1.00 per share, taking into account current market conditions and the Fund's investment  objective.  The procedures  include  monitoring the relationship  between  the  amortized  cost  value per share and the net asset value per share based upon available  indications  of market value.  The Board will decide what,  if any,  steps should be taken if there is a difference  of more than 0.5 of 1% between the two  values.  The Board will take any steps it considers  appropriate  (such as redemption in kind or shortening  the average portfolio  maturity) to minimize any material dilution or other unfair results arising  from  differences  between the two methods of  determining  net asset value (NAV).

WHAT DO SHARES COST?
==============================================================================

Shares  are sold at NAV  without  a sales  charge  on days the New York  Stock
Exchange and Federal Reserve Wire System are open for business.  The procedure for purchasing  shares of the Fund is explained in the  prospectus  under "How to Purchase Shares."

It is the Fund's  policy to be as fully  invested as possible so that  maximum interest may be earned.  To this end, all payments from  shareholders  must be in federal  funds or be converted  into  federal  funds.  FirstMerit  Bank and
Federated  Shareholder  Services  Company  act as the  shareholder's  agent in depositing checks and converting them to federal funds.

HOW IS THE FUND SOLD?
==============================================================================

Under the  Distributor's  Contract with the Fund, the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

REDEMPTION IN KIND
==============================================================================

Although the Fund intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets  represented by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this amount will also be in cash unless the Fund's Board  determines  that payment should be in kind. In such a case,  the Fund will pay all or a portion of the  remainder of the  redemption in portfolio  securities,  valued in the same way as the Fund  determines  its
NAV.  The  portfolio  securities  will be selected in a manner that the Fund's
Board deems fair and equitable and, to the extent  available,  such securities will be readily marketable.

Redemption  in kind is not as liquid as a cash  redemption.  If  redemption is made in kind,  shareholders  receiving  the portfolio  securities  and selling them before their  maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW
==============================================================================

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION
==============================================================================

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.  All shares of the
Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As  of  January  2,  2002,  the  following   shareholders   owned  of  record,
beneficially,  or both, 5% or more of outstanding  Shares:  SEI Trust Company,
Oaks,  Pennsylvania  owned  approximately   154,976,628  shares  (70.98%)  and
FirstMerit  Bank N. A.,  Akron,  Ohio owned  approximately  35,535,332  shares
(16.28%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION
==============================================================================

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies.  If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolio will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?
==============================================================================

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
Information about each Board member is provided below and includes each person's:  name, address, birth date, present position(s) held with the
Trust, principal occupations for the past five years and positions held prior to the past five years, and the total compensation received as a Trustee from the Trust for its most recent fiscal year.  The Trust comprises two Funds.

As of January 2, 2002, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

----------------------------------------------------------------------------------------
Name
Birth Date                                                                 ------------
Address                   Principal Occupations                            Aggregate
Position With Trust      for Past Five Years                               Compensation
                                                                           From Fund
John F. Donahue*+#       Chief Executive Officer and Director or Trustee    $0
Birth Date: July 28,     of the Federated Fund Complex; Chairman and
1924                     Director, Federated Investors, Inc.; Chairman
Federated Investors      and Trustee, Federated Investment Management
Tower                    Company; Chairman and Director, Federated
1001 Liberty Avenue      Investment Counseling and Federated Global
Pittsburgh, PA           Research Corp.; Chairman, Passport Research,
CHAIRMAN AND TRUSTEE     Ltd.

---------------------    Director or Trustee of the Federated Fund          $678.44
Thomas G. Bigley         Complex; Director, Member of Executive
Birth Date: February     Committee, Children's Hospital of Pittsburgh;
3, 1934                  Director and Chairman of Audit Committee,
15 Old Timber Trail      Robroy Industries, Inc. (coated steel
Pittsburgh, PA           conduits/computer storage equipment); formerly:
TRUSTEE                  Senior Partner, Ernst & Young LLP; Director,
                         MED 3000 Group, Inc. (physician practice
                         management); Director, Member of Executive
                         Committee, University of Pittsburgh.

John T. Conroy, Jr.      Director or Trustee of the Federated Fund          $678.44
Birth Date: June 23,     Complex; Chairman of the Board, Investment
1937                     Properties Corporation; Partner or Trustee in
Grubb &                  private real estate ventures in Southwest
Ellis/Investment         Florida; formerly:  President, Investment
Properties               Properties Corporation; Senior Vice President,
Corporation              John R. Wood and Associates, Inc., Realtors;
3201 Tamiami Trial       President, Naples Property Management, Inc. and
North                    Northgate Village Development Corporation.
Naples, FL
TRUSTEE

Nicholas P.              Director or Trustee of the Federated Fund          $678.44
Constantakis             Complex; Director and Chairman of the Audit
Birth Date:              Committee, Michael Baker Corporation
September 3, 1939        (engineering, construction, operations and
175 Woodshire Drive      technical services); formerly: Partner,
Pittsburgh, PA           Andersen Worldwide SC.
TRUSTEE

John F. Cunningham       Director or Trustee of some of the Federated       $x616.67
Birth Date: March 5,     Fund Complex; Chairman, President and Chief
1943                     Executive Officer, Cunningham & Co., Inc.
353 El Brillo Way        (strategic business consulting); Trustee
Palm Beach, FL           Associate, Boston College; Director, Iperia
TRUSTEE                  Corp. (communications/software); formerly:
                         Director, Redgate Communications and EMC
                         Corporation (computer storage systems).

                         Previous Positions: Chairman of the Board and
                         Chief Executive Officer, Computer Consoles,
                         Inc.; President and Chief Operating Officer,
                         Wang Laboratories; Director, First National
                         Bank of Boston; Director, Apollo Computer, Inc.

Lawrence D. Ellis,       Director or Trustee of the Federated Fund          $616.67
M.D.*                    Complex; Professor of Medicine, University of
Birth Date: October      Pittsburgh; Medical Director, University of
11, 1932                 Pittsburgh Medical Center - Downtown;
3471 Fifth Avenue        Hematologist, Oncologist, and Internist,
Suite 1111               University of Pittsburgh Medical Center;
Pittsburgh, PA           Member, National Board of Trustees, Leukemia
TRUSTEE                  Society of America.

Peter E. Madden          Director or Trustee of the Federated Fund          $616.67
Birth Date: March        Complex; formerly: Representative, Commonwealth
16, 1942                 of Massachusetts General Court; President,
One Royal Palm Way       State Street Bank and Trust Company and State
100 Royal Palm Way       Street Corporation.
Palm Beach, FL
TRUSTEE                  Previous Positions: Director, VISA USA and VISA
                         International; Chairman and Director,
                         Massachusetts Bankers Association; Director,
                         Depository Trust Corporation; Director, The
                         Boston Stock Exchange..

Charles F.               Director or Trustee of some of the Federated       $678.44
Mansfield, Jr.           Fund Complex; Management Consultant; formerly:
Birth Date: April        Executive Vice President, Legal and External
10, 1945                 Affairs,  DVC Group, Inc. (formerly, Dugan
80 South Road            Valva Contess, Inc.) (marketing,
Westhampton Beach,       communications, technology and consulting).
NY
TRUSTEE                  Previous Positions: Chief Executive Officer,
                         PBTC International Bank; Partner, Arthur Young
                         & Company (now Ernst & Young LLP); Chief
                         Financial Officer of Retail Banking Sector,
                         Chase Manhattan Bank; Senior Vice President,
                         HSBC Bank USA (formerly, Marine Midland Bank);
                         Vice President, Citibank; Assistant Professor
                         of Banking and Finance, Frank G. Zarb School of
                         Business, Hofstra University.

John E. Murray, Jr.,     Director or Trustee of the Federated Fund          $674.21
J.D., S.J.D.#            Complex; President, Law Professor, Duquesne
Birth Date: December     University; Consulting Partner, Mollica &
20, 1932                 Murray; Director, Michael Baker Corp.
President, Duquesne      (engineering, construction, operations and
University               technical services).
Pittsburgh, PA
TRUSTEE                  Previous Positions: Dean and Professor of Law,
                         University of Pittsburgh School of Law; Dean
                         and Professor of Law, Villanova University
                         School of Law.

Marjorie P. Smuts        Director or Trustee of the Federated Fund          $616.67
Birth Date: June 21,     Complex; Public Relations/Marketing/Conference
1935                     Planning.
4905 Bayard Street
Pittsburgh, PA           Previous Positions: National Spokesperson,
TRUSTEE                  Aluminum Company of America; television
                         producer; business owner; conference
                         coordinator.

John S. Walsh            Director or Trustee of some of the Federated       $616.67
Birth Date: November     Fund Complex; President and Director, Heat
28, 1957                 Wagon, Inc. (manufacturer of construction
2604 William Drive       temporary heaters); President and Director,
Valparaiso, IN           Manufacturers Products, Inc. (distributor of
TRUSTEE                  portable construction heaters); President,
                         Portable Heater Parts, a division of
                         Manufacturers Products, Inc.; Director, Walsh &
                         Kelly, Inc. (heavy highway contractor);
                         formerly: Vice President, Walsh & Kelly, Inc.

J. Christopher           President or Executive Vice President of the       $0
Donahue+*                Federated Fund Complex; Director or Trustee of
Birth Date: April        some of the Funds in the Federated Fund
11, 1949                 Complex; President, Chief Executive Officer and
Federated Investors      Director, Federated Investors, Inc.; President
Tower                    and Trustee, Federated Investment Management
1001 Liberty Avenue      Company; President and Trustee, Federated
Pittsburgh, PA           Investment Counseling; President and Director,
EXECUTIVE VICE           Federated Global Investment Management Corp.;
PRESIDENT AND TRUSTEE    President, Passport Research, Ltd.; Trustee,
                         Federated Shareholder Services Company;
                         Director, Federated Services Company.

Peter J. Germain         Senior Vice President and Director, Mutual Fund    $0
Birth Date:              Services Division, Federated Services Company.
September 2, 1959        Formerly Senior Corporate Counsel, Federated
Federated Investors      Investors, Inc.
Tower
1001 Liberty Avenue
Pittsburgh, PA
PRESIDENT

John W. McGonigle        Executive Vice President and Secretary of the      $0
Birth date: October      Federated Fund Complex; Executive Vice
26, 1938                 President, Secretary, and Director, Federated
Federated Investors      Investors, Inc.; Trustee, Federated Investment
Tower                    Management Company and Federated Investment
1001 Liberty Avenue      Counseling; Director, Federated Global
Pittsburgh, PA           Investment Management Corp., Federated Services
EXECUTIVE VICE           Company; and Federated Securities Corp.
PRESIDENT AND
SECRETARY

Beth Broderick           Vice President, Federated Services Company         $0
Birth Date: August       (1997 to present); Client Services Officer,
2, 1965                  Federated Services Company (1992-1997).
Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA
VICE PRESIDENT AND
ASSISTANT TREASURER

Richard J. Thomas        Treasurer of the Federated Fund Complex; Senior    $0
Birth Date: June 17,     Vice President, Federated Administrative
1954                     Services; formerly: Vice President, Federated
Federated Investors      Administrative Services; held various
Tower                    management positions within Funds Financial
1001 Liberty Avenue      Services Division of Federated Investors, Inc.
Pittsburgh, PA
TREASURER

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.
# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.
+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice
President and Trustee of the Trust.

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the
Trust.

Code of Ethics Restrictions on Personal Trading
As required by SEC rules,  the Fund,  its Adviser,  and its  Distributor  have adopted codes of ethics.  These codes govern securities  trading activities of investment  personnel,  Fund Trustees,  and certain other employees.  Although they do permit these people to trade in securities,  including  those that the
Fund could buy, they also contain  significant  safeguards designed to protect the Fund and its  shareholders  from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhereIn selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated Investors, Inc.
(Federated), provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the
Fund. Federated Administrative Services provides these at the following annual rate of the average aggregate daily net assets of all FirstMerit Funds as specified below:

Maximum
Administrative Fee   ---------------------------------------------
                     Average Aggregate Daily Net Assets
0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least
$50,000 with respect to FirstMerit Government Money Market Fund and $100,000
for all other portfolios of the Fund.  Federated Administrative Services may
voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------

Federated Administrative Services also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent  public accountant for the Fund, Arthur Anderson LLP, conducts its audits in accordance with accounting  standards  generally accepted in the
United  States of America,  which require it to plan and perform its audits to provide  reasonable  assurance about whether the Fund's  financial  statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

-------------------------------------     2000---------
For the Years ended              2001              1999
November 30
Advisory Fee Earned         $1,048,599$972,178 $801,855
Advisory Fee Reduction       $419,440 $388,871 $320,657
Administrative Fee           $307,920 $284,308 $240,556

------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?
==============================================================================

The Fund may advertise Share  performance by using the SEC standard method for calculating  performance  applicable to all mutual funds. The SEC also permits this  standard  performance  information  to be  accompanied  by  non-standard performance information.

The performance of Shares depends upon such variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio  securities;  changes in  interest  rates;  changes  or  differences  in the  Fund's or any class of
Shares' expenses; and various other factors.

Share  performance  fluctuates on a daily basis  largely  because net earnings fluctuate  daily.  Both net earnings and offering  price per share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

Total returns given for the one-year, five-year and ten-year periods ended
November 30, 2001.

Yield given for the 7-day period ended November 30, 2001.

---------------------------------------------------

--------------------------------------------------

                7-Day Period  1 Year 5     10
                                     Years Years
---------------------------------------------------
---------------------------------------------------
Total Return    --            4.05%  4.82% 4.31%
---------------------------------------------------
---------------------------------------------------
Yield           1.92%         --     --    --
---------------------------------------------------
---------------------------------------------------
Effective Yield 1.94%         --     --    --
---------------------------------------------------

------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment.  The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value (NAV) per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions.

YIELD and Effective Yield
The  yield of Shares is based  upon the  seven  days  ending on the day of the
calculation,   called  the  "base   period."  This  yield  is  calculated  by:
determining  the net  change in the  value of a  hypothetical  account  with a balance of one Share at the beginning of the base period,  with the net change excluding  capital  changes but including the value of any  additional  Shares purchased with dividends  earned from the original one Share and all dividends declared on the original and any purchased Shares;  dividing the net change in the  account's  value by the value of the account at the beginning of the base period to determine the base period return;  and  multiplying  the base period return  by  365/7.  The  effective  yield is  calculated  by  compounding  the unannualized  base-period  return by:  adding one to the  base-period  return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent  investment  professionals  and  broker/dealers  charge  fees in connection  with  services  provided  in  conjunction  with an  investment  in
Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of shares to certain indices;
o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance.  When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.  The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.  Ranks funds in various fund categories by making comparative calculations using total return.  Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Discount Corporation of New York 30-Day Federal Agencies, for example, is a weekly quote of the average daily offering for selected federal agency issues maturing in 30 days.

Saloman 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

ADDRESSES
==============================================================================

FirstMerit Government Money Market Fund   5800 Corporate Drive
                                       Pittsburgh, Pennsylvania 15237-7010

------------------------------------------------------------------------------

Administrator
Federated Administrative Services      Federated Investors Tower
                                       1001 Liberty Avenue
                                       Pittsburgh, Pennsylvania 15222-3779

------------------------------------------------------------------------------

Distributor
Federated Securities Corp.             Federated Investors Tower
                                       1001 Liberty Avenue
                                       Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
FirstMerit Advisers, Inc.              121 South Main Street
Akron, Ohio 44208-1440

Custodian
State Street Bank and Trust Company    P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Independent Public Accountants
Arthur Andersen LLP                    225 Franklin Street
                                   Boston, Massachusetts 02110-2812

------------------------------------------------------------------------------

PART C.     OTHER INFORMATION.
            -----------------
Item 23.    Exhibits:
            --------

                  (a)   Conformed Copy of Restated and Amended Declaration of Trust
                        of the Registrant; (11)
                  (b)   Copy of By-Laws of the Registrant; (1)
(i)         Copy of Amendment No. 1 to By-Laws; (9)
(ii)        Copy of Amendment No. 2 to By-Laws; (10)
(iii)             Copy of Amendment No. 3 to By-Laws; (10)
(iv)        Copy of Amendment No. 4 to By-Laws; (10)
                  (c)   Copy of Specimen Certificate for Shares of Beneficial
                        Interest of the Registrant; (6)
                  (d)   Conformed Copy of Investment Advisory Contract  of the
                        Registrant; (+)
                        (i)    Conformed Copy of Amendment to Investment Advisory
                               Agreement between FirstMerit Funds and FirstMerit
                               Advisors, Inc.; (+)
                  (e)   Conformed Copy of Distributor's Contract of the Registrant;
                        (8)
                        (i)    Conformed Copy of Exhibit to Distributor's Contract
                               of the Registrant; (6)
                        (ii)   Conformed Copy of Amendment to Distributor's Contract
                               between FirstMerit Funds and Federated Securities
                               Corp.; (+)
                        (iii)  Conformed Copy of Administrative Services Agreement;
                               (6)
                        (iv)   Conformed Copy of Amendment to Administrative
                               Services Agreement between FirstMerit Funds and
                               Federated Administrative Services; (+)
(f)   Not applicable;
                  (g)   (i)    Conformed copy of Custodian Agreement of the
                        Registrant; (5)
                        (ii)   Conformed copy of Custody Fee Schedule; (9)
------------------------------
+     All Exhibits have been filed electronically.
1.    Response is incorporated by reference to Registrant's Initial Registration
      Statement on Form N-1A filed November 26, 1990 (File Nos. 33-37993 and
      811-6224).
5.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 6 on Form N-1A filed January 27, 1994 (File Nos. 33-37993 and 811-6224).
6.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 6 on Form N-1A filed July 5, 1994 (File Nos. 33-37993 and 811-6224).
8.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 12 on Form N-1A filed January 21, 1997 (File Nos. 33-37993 and 811-6224).
9.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 13 on Form N-1A filed January 23, 1998 (File Nos. 33-37993 and 811-6224).
10.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 14 on Form N-1A filed January 28, 1999 (File Nos. 33-37993 and 811-6224).
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 19 on Form N-1A filed January 31, 2001 (File Nos. 33-37993 and 811-6224).

                  (h)   Conformed copy of Transfer Agency and Service   Agreement of
                        the Registrant; (5)
                        (i)    Conformed copy of Amendment Number 1 to Transfer
                               Agency and Service Agreement; (5)
                        (ii)   Conformed Copy of Shareholder Services Plan; (6)
                        (iii)  Copy of Shareholder Services Contract; (6)
                        (iv)   Copy of Shareholder Services Agreement; (6)
                        (v)    Conformed Copy of Amendment to Agreement for
                               Fund Accounting, Shareholder Recordkeeping and
                               Custody Services Procurement between FirstMerit
                               Funds nd Federated Services Company; (+)
                  (i)   Conformed Copy of Opinion and Consent of Counsel as to
                        legality of shares being registered; (8)
(j)     (i)       Conformed copy of Consent of Independent
                     Public Accountant for Equity Fund;(+)
(ii)   Conformed copy of Consent of Independent
                              Public Accountant for Government Money
                              Market Fund;(+)
                  (k)   Not applicable;
                  (l)   Conformed Copy of Initial Capital  Understanding; (2)
                  (m)   (i)    Conformed Copy of Distribution Plan; (6)
                        (ii)   Copy of Sales Agreement; (6)
                        (iii)  Copy of 12b-1 Agreement; (6)
                  (n)   Not applicable;
                  (o)   Conformed copy of Power of Attorney of
                        the Registrant (11)
                  (p)   (i)    Conformed Copy of the Code of Ethics for Access
                               Persons of the Registrant(11)
                        (ii)   The Registrant hereby incorporates on
                               behalf of the Distributor the conformed copy of
                               the Code of Ethics for Access Persons from Item
                               23(p) of the Federated Managed Allocation
                               Portfolios Registration Statement on Form N-1A
                               filed with the Commission on January 25, 2001.
                               (File Nos. 33-51247 and 811-7129).
------------------------------
+     All Exhibits have been filed electronically.
2.    Response is incorporated by reference to Registrant's Pre-Effective Amendment
      No. 1 on Form N-1A filed January 4, 1991 (File Nos. 33-37993 and 811-6224).
5.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 6 on Form N-1A filed January 27, 1994 (File Nos. 33-37993 and 811-6224).
6.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 6 on Form N-1A filed July 5, 1994 (File Nos. 33-37993 and 811-6224).
8.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 12 on Form N-1A filed January 21, 1997 (File Nos. 33-37993 and 811-6224).
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 19 on Form N-1A filed January 31, 2001 (File Nos. 33-37993 and 811-6224).

Item 24.    Persons Controlled by or Under Common Control with Fund:
            -------------------------------------------------------

            None

Item 25.    Indemnification: (1)
            ---------------

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

            (a)  FirstMerit Bank, a national banking association formed in 1947, is a wholly owned subsidiary of FirstMerit Corp.  Through its subsidiaries and affiliates, FirstMerit Corp. offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services, and trust services.

                 As of December 31, 2001, the trust division of FirstMerit Bank had approximately $5 billion under administration of which it had investment discretion over $3 billion.
                 The principal executive officers of the Fund's Investment Adviser, and the Directors of the Fund's Adviser, are set forth in the following tables.  Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or
                 Employment is with FirstMerit Bank.

                                                  Other Substantial
                           Position with          Business, Profession,
Name                        the Adviser           Vocation or Employment

John R. Cochran            Chairman &
                           Chief Executive Officer

Sid A.Bostic               President &
                           Chief Operating Officer

Terrance E. Bichsel        Executive Vice President &
                           Chief Financial Officer

Jack Gravo                 Executive Vice President

Robert G. Morlan           Executive Vice President

George P. Paidas           Executive Vice President

William G. Lamb            Executive Vice President

Bruce M. Kephart           Executive Vice President

-----------------------------------------------------------------------------
1.    Response is incorporated by reference to Registrant's Initial Registration
      Statement on Form N-1A filed November 26, 1990 (File Nos. 33-37993 and
      811-6224).

Richard G. Norton          Executive Vice President

Terry E. Patton            Secretary

Karen Belden               Director

R. Cary Blair              Director

John C. Blickle            Director

Sid A. Bostic              Director

Robert W. Briggs           Director

Gary G. Clark              Director

John R. Cochran            Director

Richard Colella            Director

Terry L. Haines            Director

Clifford J. Isroff         Director

Philip A. Lloyd, II        Director

Robert G. Merzweiler       Director

Roger T. Read              Director

Richard N. Seaman          Director

Charles F. Valentine       Director

Jerry M. Wolf              Director

Item 27.  Principal Underwriters:
          -----------------------

          (a)     Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward D. Jones &
Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund,
Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated
Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.;
Federated Fixed Income Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust;
Federated Government Income Securities, Inc.; Federated High Income Bond Fund,
Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated
Income Trust; Federated Index Trust; Federated Institutional Trust; Federated
Insurance Series; Federated International Series, Inc.; Federated Investment
Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated
Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.;
Federated Municipal Securities Income Trust; Federated Short-Term Municipal
Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated
Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S.
Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility
Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia
Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall
Funds; Money Market Obligations Trust; Regions Morgan Keegan Select Funds;
RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia
Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.

         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinley
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:
            --------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31-a through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                      Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779
                                                (Notices should be sent to
the Agent for service at the                          above address)

Federated Shareholder Services Company          Federated Investors Tower
("Transfer Agent, Dividend                      1001 Liberty Avenue
Disbursing Agent and                            Pittsburgh, PA  15222-3779
Portfolio Recordkeeper")

Federated Administrative Services               Federated Investors Tower
("Administrator")                               1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

FirstMerit Advisers, Inc., a wholly             121 South Main Street
owned subsidiary of FirstMerit Corp.            Akron, Ohio 44308-1444 ("Adviser")

State Street Bank and Trust Company             P.O. Box 8600
("Custodian")                                   Boston, MA 02266-8600

Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:
            ------------

            Registrant hereby undertakes to comply with the provisions of Section 16
            (c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant  to  the  requirements  of  the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the  Registrant,  FIRSTMERIT  FUNDS,  certifies that it meets all of the  requirements  for  effectiveness  of this Amendment to its Registration  Statement pursuant to Rule 485 (b) under the Securities Act of
1933 and has duly caused this  Amendment  to its  Registration  Statement  to be signed  on its  behalf  by the  undersigned,  duly  authorized,  in the  City of
Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of January, 2002.

                                FIRSTMERIT FUNDS

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  January 25, 2002

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                   DATE
    ----                            -----                   ----
By: /s/ C. Grant Anderson         Attorney in Fact    January 25, 2002
    C. Grant Anderson             For the Persons
    ASSISTANT SECRETARY           Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Peter J. Germain*                 President

J. Christopher Donahue*           Executive Vice President
                                  and Trustee

Richard J. Thomas                 Treasurer
                                  (Principal Financial
                                  and Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis          Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney